UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments.

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
January 31, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed Security – 0.05%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
4.716% 9/26/33 ϕ	95,920	$103,452
Total Agency Asset-Backed Security
(cost $95,144)		103,452

Agency Collateralized Mortgage Obligations – 6.62%
Fannie Mae Connecticut
Avenue Securities
Series 2017-C01 1M1
2.861% (LIBOR01M +
1.30%) 7/25/29 ●	67,500	68,152
Series 2017-C04 2M2
4.411% (LIBOR01M +
2.85%) 11/25/29 ●	370,000	387,641
Fannie Mae REMIC Trust
Series 2004-W11 1A2
6.50% 5/25/44	19,375	21,694
Fannie Mae REMICs
Series 2002-90 A1
6.50% 6/25/42	10,585	11,971
Series 2002-90 A2
6.50% 11/25/42	23,330	26,106
Series 2005-70 PA
5.50% 8/25/35	6,685	7,344
Series 2008-15 SB
5.039% (6.60% minus
LIBOR01M, Cap 6.60%,
Floor 0.00%) 8/25/36 Σ●	19,178	3,234
Series 2010-129 SM
4.439% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 11/25/40 Σ●	116,511	15,752
Series 2011-118 DC
4.00% 11/25/41	251,689	256,551
Series 2012-98 DI
3.50% 9/25/27 Σ	272,369	27,232
Series 2012-122 SD
4.539% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 11/25/42 Σ●	155,618	28,703
Series 2012-128 IY
3.00% 11/25/32 Σ	389,845	52,776
Series 2012-132 AI
3.00% 12/25/27 Σ	249,267	23,570
Series 2012-137 AI
3.00% 12/25/27 Σ	404,680	37,395
Series 2012-139 NS
5.139% (6.70% minus
LIBOR01M, Cap 6.70%,
Floor 0.00%) 12/25/42 Σ●	73,560	16,406
Series 2012-144 EI
3.00% 1/25/28 Σ	134,998	12,015
Series 2013-2 CS 4.589%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
2/25/43 Σ●	209,802	37,538
Series 2013-7 EI
3.00% 10/25/40 Σ	97,234	13,236
Series 2013-26 ID
3.00% 4/25/33 Σ	55,821	8,057
Series 2013-38 AI
3.00% 4/25/33 Σ	53,472	7,353
Series 2013-43 IX
4.00% 5/25/43 Σ	498,037	120,797
Series 2013-44 DI
3.00% 5/25/33 Σ	144,482	21,000
Series 2013-49 AI
3.00% 5/25/33 Σ	161,646	20,427
Series 2013-55 AI
3.00% 6/25/33 Σ	218,398	31,982
Series 2013-59 PY
2.50% 6/25/43	15,000	13,854
Series 2013-67 AI
3.00% 7/25/28 Σ	338,397	31,019
Series 2013-103 SK
4.359% (5.92% minus
LIBOR01M, Cap 5.92%,
Floor 0.00%) 10/25/43 Σ●	258,908	55,638
Series 2014-68 BS
4.589% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 11/25/44 Σ●	166,701	32,474
Series 2014-76 IO
3.50% 11/25/39 Σ	431,807	36,956
Series 2014-90 SA
4.589% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 1/25/45 Σ●	451,453	82,942
Series 2015-27 SA
4.889% (6.45% minus
LIBOR01M, Cap 6.45%,
Floor 0.00%) 5/25/45 Σ●	63,771	12,920
Series 2015-40 GZ
3.50% 5/25/45	62,568	61,598
Series 2015-44 Z
3.00% 9/25/43	196,758	190,117
Series 2015-57 LI
3.50% 8/25/35 Σ	348,954	56,297
Series 2015-89 AZ
3.50% 12/25/45	20,495	19,882

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2015-95 SH
4.439% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/25/46 Σ●	168,129	$34,311
Series 2016-33 DI
3.50% 6/25/36 Σ	302,523	45,769
Series 2016-40 ZC
3.00% 7/25/46	51,381	47,817
Series 2016-50 IB
3.00% 2/25/46 Σ	90,382	13,895
Series 2016-51 LI
3.00% 8/25/46 Σ	444,903	70,362
Series 2016-55 SK
4.439% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 8/25/46 Σ●	136,670	27,579
Series 2016-62 SA
4.439% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 9/25/46 Σ●	278,703	58,868
Series 2016-74 GS
4.439% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 10/25/46 Σ●	89,339	20,256
Series 2016-79 JS
4.489% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 11/25/46 Σ●	290,963	62,907
Series 2016-85 SA
4.439% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 11/25/46 Σ●	310,759	65,876
Series 2016-99 DI
3.50% 1/25/46 Σ	93,111	15,961
Series 2016-105 SA
4.439% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/25/47 Σ●	202,250	42,775
Series 2017-8 BZ
3.00% 2/25/47	154,562	145,439
Series 2017-8 SG
4.439% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 2/25/47 Σ●	260,557	52,544
Series 2017-11 EI
3.00% 3/25/42 Σ	253,416	39,154
Series 2017-12 JI
3.50% 5/25/40 Σ	84,875	12,603
Series 2017-16 SM
4.489% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 3/25/47 Σ●	318,838	62,157
Series 2017-16 YT
3.00% 7/25/46	41,000	39,445
Series 2017-26 VZ
3.00% 4/25/47	146,615	132,503
Series 2017-40 GZ
3.50% 5/25/47	49,275	48,249
Series 2017-46 VG
3.50% 4/25/38	31,000	30,958
Series 2017-61 SB 4.589%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
8/25/47 Σ●	463,246	96,662
Series 2017-61 TB
3.00% 8/25/44	45,000	42,484
Series 2017-69 SG 4.589%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
9/25/47 Σ●	234,398	47,461
Series 2017-88 EI
3.00% 11/25/47 Σ	237,721	48,188
Series 2017-96 EZ
3.50% 12/25/47	89,520	86,388
Series 2017-99 IE
3.00% 12/25/47 Σ	297,413	60,749
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	28,073	30,705
Series 2326 ZQ
6.50% 6/15/31	25,309	28,211
Series 3123 HT
5.00% 3/15/26	74,967	79,044
Series 3656 PM
5.00% 4/15/40	51,780	55,629
Series 4050 EI
4.00% 2/15/39 Σ	167,664	20,549
Series 4109 AI
3.00% 7/15/31 Σ	320,404	37,761
Series 4120 IK
3.00% 10/15/32 Σ	256,588	37,613
Series 4121 AI
3.50% 10/15/42 Σ	321,503	68,522
Series 4135 AI
3.50% 11/15/42 Σ	4,360,332	916,561
Series 4142 IO
3.00% 12/15/27 Σ	144,955	13,015
Series 4145 LI
3.00% 12/15/27 Σ	676,695	62,380

2 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4146 IA
3.50% 12/15/32 Σ	130,981	$20,889
Series 4159 KS
4.591% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 1/15/43 Σ●	119,633	23,924
Series 4161 IM
3.50% 2/15/43 Σ	61,907	14,235
Series 4181 DI
2.50% 3/15/33 Σ	85,443	10,868
Series 4184 GS
4.561% (6.12% minus
LIBOR01M, Cap 6.12%,
Floor 0.00%) 3/15/43 Σ●	144,804	29,175
Series 4185 LI
3.00% 3/15/33 Σ	56,657	8,429
Series 4186 JI
3.00% 3/15/33 Σ	267,207	31,933
Series 4191 CI
3.00% 4/15/33 Σ	58,233	8,440
Series 4218 AI
3.00% 6/15/33 Σ	220,897	29,834
Series 4328 EI
2.50% 12/15/27 Σ	1,369,071	90,533
Series 4435 DY
3.00% 2/15/35	157,000	155,046
Series 4457 KZ
3.00% 4/15/45	130,306	122,110
Series 4464 DA
2.50% 1/15/43	28,507	26,199
Series 4494 SA 4.621%
(6.18% minus LIBOR01M,
Cap 6.18%, Floor 0.00%)
7/15/45 Σ●	68,893	13,760
Series 4543 HI
3.00% 4/15/44 Σ	81,544	13,141
Series 4546 AI
3.50% 1/15/31 Σ	379,375	45,034
Series 4581 LI
3.00% 5/15/36 Σ	76,191	10,801
Series 4592 WT
5.50% 6/15/46	251,177	274,289
Series 4594 SG
4.441% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 6/15/46 Σ●	407,550	92,667
Series 4614 HB
2.50% 9/15/46	78,000	70,173
Series 4618 SA
4.441% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 9/15/46 Σ●	93,263	20,976
Series 4623 LZ
2.50% 10/15/46	68,093	57,122
Series 4623 MS 4.441%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
10/15/46 Σ●	91,319	20,125
Series 4623 MW
2.50% 10/15/46	80,000	72,439
Series 4625 BI
3.50% 6/15/46 Σ	294,058	60,363
Series 4625 PZ
3.00% 6/15/46	40,488	37,305
Series 4631 GS 4.441%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
11/15/46 Σ●	310,930	65,268
Series 4631 LJ
3.00% 3/15/41	26,000	25,302
Series 4636 NZ
3.00% 12/15/46	89,870	85,020
Series 4640 LB
3.00% 9/15/43	295,000	284,325
Series 4648 MZ
3.00% 6/15/46	15,456	14,460
Series 4648 SA 4.441%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
1/15/47 Σ●	224,014	45,792
Series 4650 JE
3.00% 7/15/46	16,000	15,336
Series 4655 WI
3.50% 8/15/43 Σ	92,786	16,612
Series 4657 PS 4.441%
(6.00% minus LIBOR01M,
Cap 6.00%, Floor 0.00%)
2/15/47 Σ●	180,258	33,573
Series 4663 AI
3.00% 3/15/42 Σ	161,839	22,190
Series 4663 HZ
3.50% 3/15/47	1,048,084	1,002,093
Series 4673 WI
3.50% 9/15/43 Σ	722,184	101,093
Series 4676 KZ
2.50% 7/15/45	50,945	42,965
Series 4700 WI
3.50% 1/15/44 Σ	143,386	22,811

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4703 CI
3.50% 7/15/42 Σ	261,391	$34,621
Freddie Mac Strips
Series 267 S5
4.441% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 8/15/42 Σ●	176,323	32,945
Series 299 S1
4.441% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/15/43 Σ●	136,858	24,686
Series 304 C30
2.50% 12/15/27 Σ	834,340	68,564
Series 304 C31
3.00% 12/15/27 Σ	298,739	27,141
Series 304 C38
3.50% 12/15/27 Σ	158,823	14,846
Series 326 S2
4.391% (5.95% minus
LIBOR01M, Cap 5.95%,
Floor 0.00%) 3/15/44 Σ●	161,875	30,208
Series 350 S5 1.645%
9/15/40 Σ●	149,184	7,728
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2017-DNA1 M2
4.811% (LIBOR01M +
3.25%) 7/25/29 ●	250,000	270,882
Series 2017-DNA3 M2
4.061% (LIBOR01M +
2.50%) 3/25/30 ●	500,000	517,923
Series 2017-HQA3 M2
3.911% (LIBOR01M +
2.35%) 4/25/30 ●	500,000	511,979
Series 2018-DNA1 M2
3.361% (LIBOR01M +
1.80%) 7/25/30 ●	200,000	199,629
GNMA
Series 2010-113 KE
4.50% 9/20/40	125,000	133,588
Series 2012-136 MX
2.00% 11/20/42	30,000	26,120
Series 2013-113 AZ
3.00% 8/20/43	212,317	206,286
Series 2013-113 LY
3.00% 5/20/43	22,000	21,689
Series 2015-64 GZ
2.00% 5/20/45	81,215	65,465
Series 2015-74 CI
3.00% 10/16/39 Σ	161,235	21,852
Series 2015-111 IH
3.50% 8/20/45 Σ	334,852	47,828
Series 2015-133 AL
3.00% 5/20/45	208,000	205,010
Series 2015-142 AI
4.00% 2/20/44 Σ	51,784	7,350
Series 2016-75 JI
3.00% 9/20/43 Σ	857,522	115,884
Series 2016-89 QS 4.489%
(6.05% minus LIBOR01M,
Cap 6.05%, Floor 0.00%)
7/20/46 Σ●	150,087	32,842
Series 2016-108 SK
4.489% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 8/20/46 Σ●	238,269	47,800
Series 2016-111 PB
2.50% 8/20/46	74,000	65,886
Series 2016-115 SA
4.539% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 8/20/46 Σ●	469,838	95,798
Series 2016-116 GI
3.50% 11/20/44 Σ	289,931	51,657
Series 2016-118 DI
3.50% 3/20/43 Σ	330,331	51,887
Series 2016-120 AS
4.539% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 Σ●	251,559	57,648
Series 2016-120 NS
4.539% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 Σ●	341,241	73,599
Series 2016-121 JS
4.539% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 Σ●	245,831	53,248
Series 2016-134 MW
3.00% 10/20/46	13,000	12,856
Series 2016-149 GI
4.00% 11/20/46 Σ	93,371	21,485
Series 2016-156 PB
2.00% 11/20/46	47,000	37,606
Series 2016-160 GI
3.50% 11/20/46 Σ	200,329	47,404
Series 2016-160 IE
3.00% 6/20/46 Σ	868,170	132,916
Series 2016-161 MI
3.00% 3/20/46 Σ	140,127	19,879

4 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-161 PI
3.50% 6/20/46 Σ	1,649,455	$292,746
Series 2016-163 MI
3.50% 11/20/46 Σ	156,385	20,570
Series 2016-163 XI
3.00% 10/20/46 Σ	230,485	33,957
Series 2016-171 IO
3.00% 7/20/44 Σ	499,292	62,901
Series 2016-172 IO
3.00% 4/20/46 Σ	167,610	23,187
Series 2017-10 KZ
3.00% 1/20/47	15,456	14,104
Series 2017-25 CZ
3.50% 2/20/47	66,084	65,015
Series 2017-56 QS 4.589%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
4/20/47 Σ●	283,796	54,069
Series 2017-68 SB 4.589%
(6.15% minus LIBOR01M,
Cap 6.15%, Floor 0.00%)
5/20/47 Σ●	220,546	38,709
Series 2017-80 AS 4.639%
(6.20% minus LIBOR01M,
Cap 6.20%, Floor 0.00%)
5/20/47 Σ●	318,802	64,687
Series 2017-91 SM
4.639% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 6/20/47 Σ●	191,678	39,247
Series 2017-101 AI
4.00% 7/20/47 Σ	136,552	27,043
Series 2017-101 KS
4.639% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 7/20/47 Σ●	217,699	43,525
Series 2017-101 SK
4.639% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 7/20/47 Σ●	551,315	108,168
Series 2017-101 TI
4.00% 3/20/44 Σ	206,177	33,781
Series 2017-117 SD
4.639% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 8/20/47 Σ●	187,531	38,144
Series 2017-120 QS
4.639% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 8/20/47 Σ●	259,662	56,177
Series 2017-130 YJ
2.50% 8/20/47	40,000	36,234
Series 2017-134 ES
4.639% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 9/20/47 Σ●	350,157	69,688
Series 2017-137 CZ
3.00% 9/20/47	203,018	184,122
Series 2017-137 IO
3.00% 6/20/45 Σ	397,549	59,340
Series 2017-141 IA
3.00% 3/20/46 Σ	1,497,196	224,699
Series 2017-141 JS
4.639% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 9/20/47 Σ●	217,698	45,831
Series 2017-144 EI
3.00% 12/20/44 Σ	371,895	57,513
Series 2017-156 LP
2.50% 10/20/47	27,000	23,614
Series 2017-164 IG
3.50% 4/20/44 Σ	661,765	78,047
Series 2017-174 HI
3.00% 7/20/45 Σ	323,192	51,661
Series 2018-11 AI
3.00% 1/20/46 Σ	220,000	33,713
Total Agency Collateralized Mortgage
Obligations (cost $13,232,111)		13,063,856

Agency Commercial Mortgage-Backed Securities – 0.91%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series KS03 A4 3.161%
5/25/25 ⧫●	130,000	129,895
FREMF Mortgage Trust
Series 2010-K7 B 144A
5.685% 4/25/20 #●	95,000	99,746
Series 2011-K12 B 144A
4.344% 1/25/46 #●	95,000	98,065
Series 2011-K14 B 144A
5.167% 2/25/47 #●	50,000	52,947
Series 2011-K15 B 144A
4.948% 8/25/44 #●	150,000	158,248
Series 2011-K704 B 144A
4.536% 10/25/30 #●	70,000	70,522
Series 2012-K22 B 144A
3.686% 8/25/45 #●	60,000	60,792
Series 2013-K32 B 144A
3.537% 10/25/46 #●	85,000	85,064

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K33 B 144A
3.501% 8/25/46 #●	115,000	$114,825
Series 2013-K712 B 144A
3.362% 5/25/45 #●	140,000	141,447
Series 2013-K713 B 144A
3.163% 4/25/46 #●	35,000	34,984
Series 2013-K713 C 144A
3.163% 4/25/46 #●	135,000	133,764
Series 2014-K717 B 144A
3.629% 11/25/47 #●	460,000	463,926
Series 2016-K53 B 144A
4.019% 3/25/49 #●	15,000	15,282
Series 2017-K71 B 144A
3.753% 11/25/50 #●	80,000	78,804
Series 2017-K729 B 144A
3.675% 11/25/49 #●	50,000	48,509
Total Agency Commercial
Mortgage-Backed
Securities (cost $1,809,531)		1,786,820

Agency Mortgage-Backed Securities – 12.01%
Fannie Mae
3.00% 10/1/47	725,590	711,575
3.00% 2/1/57	263,550	256,556
Fannie Mae ARM
2.528%(LIBOR12M +
1.608%) 12/1/46 ●	171,839	169,124
2.903%(LIBOR12M +
1.60%) 7/1/45 ●	27,124	27,132
2.941%(LIBOR12M +
1.556%) 12/1/45 ●	37,544	37,739
2.958%(LIBOR12M +
1.609%) 4/1/46 ●	19,973	20,003
3.046%(LIBOR12M +
1.559%) 4/1/44 ●	80,140	80,736
3.20%(LIBOR12M +
1.547%) 4/1/44 ●	31,383	31,768
3.214%(LIBOR12M +
1.524%) 3/1/44 ●	39,313	39,846
3.284%(LIBOR12M +
1.518%) 8/1/34 ●	17,917	18,685
Fannie Mae FHAVA
4.50% 7/1/40	62,404	65,728
Fannie Mae S.F. 30 yr
4.50% 11/1/39	51,016	54,681
4.50% 6/1/40	57,247	61,216
4.50% 8/1/40	15,428	16,426
4.50% 8/1/41	68,596	73,551
4.50% 10/1/43	1,517,541	1,620,013
4.50% 10/1/44	208,768	222,884
4.50% 3/1/46	156,325	165,212
4.50% 5/1/46	1,127,647	1,195,131
4.50% 7/1/46	274,715	291,923
4.50% 8/1/47	1,503,382	1,588,053
5.00% 12/1/35	235,454	256,635
5.00% 1/1/40	741,797	808,875
5.00% 6/1/44	183,654	200,207
5.00% 7/1/47	218,082	233,134
5.50% 6/1/39	37,889	41,545
5.50% 7/1/40	122,937	135,323
5.50% 6/1/41	101,346	111,511
5.50% 9/1/41	73,108	82,114
5.50% 5/1/44	3,261,235	3,591,351
6.00% 9/1/36	17,854	20,375
6.00% 12/1/36	1,932	2,173
6.00% 6/1/37	1,076	1,212
6.00% 7/1/37	761	849
6.00% 10/1/38	16,563	18,574
6.00% 11/1/38	4,477	5,040
6.00% 10/1/39	131,493	148,527
6.00% 11/1/40	3,143	3,553
6.00% 7/1/41	44,997	50,800
6.50% 5/1/40	26,229	29,499
7.00% 12/1/37	7,953	8,367
7.50% 6/1/31	745	871
7.50% 6/1/34	9,353	10,512
Fannie Mae S.F. 30 yr TBA
4.50% Ψ	5,142,000	5,412,357
6.00% 7/1/41 =	581,087	648,626
Freddie Mac ARM
2.559%(LIBOR12M +
1.63%) 10/1/46 ●	56,393	55,672
2.911%(LIBOR12M +
1.63%) 10/1/45 ●	51,706	51,815
2.923%(LIBOR12M +
1.611%) 11/1/44 ●	15,797	15,967
2.969%(LIBOR12M +
1.62%) 11/1/45 ●	46,897	47,101
3.111%(LIBOR12M +
1.62%) 3/1/46 ●	82,270	82,865
Freddie Mac S.F. 30 yr
4.50% 4/1/39	8,122	8,626
4.50% 5/1/40	303,304	323,652
4.50% 3/1/42	61,447	65,297
4.50% 7/1/42	79,864	84,908
4.50% 8/1/42	2,009,053	2,140,985
4.50% 12/1/43	56,777	60,046
4.50% 8/1/44	110,468	117,063
4.50% 7/1/45	507,273	537,375

6 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 11/1/45	378,845	$399,494
5.00% 6/1/36	78,998	85,369
5.00% 5/1/41	61,846	67,190
5.00% 4/1/44	73,244	79,545
5.50% 3/1/34	2,354	2,589
5.50% 12/1/34	2,071	2,282
5.50% 11/1/35	3,840	4,233
5.50% 12/1/35	2,117	2,339
5.50% 11/1/36	2,584	2,844
5.50% 9/1/37	3,995	4,381
5.50% 1/1/39	16,513	18,118
5.50% 6/1/41	179,265	196,572
6.00% 2/1/36	4,469	5,017
6.00% 1/1/38	2,507	2,795
6.00% 8/1/38	10,222	11,541
6.00% 5/1/40	24,359	27,319
6.00% 7/1/40	24,516	27,530
7.00% 11/1/33	719	826
GNMA I S.F. 30 yr
5.50% 2/15/41	34,113	37,229
7.00% 12/15/34	92,674	106,171
GNMA II S.F. 30 yr
5.00% 9/20/46	82,853	88,259
5.50% 5/20/37	24,983	27,147
5.50% 4/20/40	19,775	21,134
6.00% 2/20/39	24,331	26,746
6.00% 10/20/39	101,207	111,229
6.00% 2/20/40	99,827	110,144
6.00% 4/20/46	29,292	32,237
6.50% 10/20/39	39,725	43,731
Total Agency Mortgage-Backed Securities
(cost $23,999,617)		23,705,395

Collateralized Debt Obligations – 2.77%
AMMC CLO 21
Series 2017-21A A
144A 2.637% (LIBOR03M
+ 1.25%) 11/2/30 #●	250,000	250,856
Apex Credit CLO 2017
Series 2017-1A A1
144A 3.211% (LIBOR03M
+ 1.47%) 4/24/29 #●	295,000	296,512
Benefit Street Partners CLO IV
Series 2014-IVA A1R
144A 3.235% (LIBOR03M
+ 1.49%) 1/20/29 #●	500,000	503,777
BlueMountain CLO
Series 2015-2A A1
144A 3.164% (LIBOR03M
+ 1.43%) 7/18/27 #●	250,000	250,906
Cedar Funding VI CLO
Series 2016-6A A1
144A 2.833% (LIBOR03M
+ 1.47%) 10/20/28 #●	250,000	251,419
Galaxy XXI CLO
Series 2015-21A AR
144A 2.94% (LIBOR03M +
1.02%) 4/20/31 #●	250,000	250,000
GoldenTree Loan
Management US CLO 1
Series 2017-1A A
144A 2.583% (LIBOR03M
+ 1.22%) 4/20/29 #●	250,000	251,978
Midocean Credit CLO VIII
Series 2018-8A A1
144A 3.07% (LIBOR03M +
1.15%) 2/20/31 #●	250,000	250,000
MP CLO IV
Series 2013-2A ARR
144A 3.025% (LIBOR03M
+ 1.28%) 7/25/29 #●	250,000	251,613
Northwoods Capital XV
Series 2017-15A A
144A 2.925% (LIBOR03M
+ 1.30%) 6/20/29 #●	250,000	251,705
Oaktree CLO
Series 2014-1A A1R
144A 2.703% (LIBOR03M
+ 1.29%) 5/13/29 #●	350,000	352,862
OCP CLO
Series 2017-13A A1A
144A 2.619% (LIBOR03M
+ 1.26%) 7/15/30 #●	250,000	251,633
Octagon Investment Partners
XV
Series 2013-1A A1AR
144A 2.949% (LIBOR03M
+ 1.21%) 7/19/30 #●	250,000	251,487
Saranac CLO II
Series 2014-2A A1AR
144A 2.666% (LIBOR03M
+ 1.23%) 11/20/29 #●	250,000	251,434
Shackleton 2013-III CLO
Series 2013-3A AR
144A 2.842% (LIBOR03M
+ 1.12%) 7/15/30 #●	250,000	249,871

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 7

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Steele Creek CLO
Series 2017-1A A
144A 2.884% (LIBOR03M
+ 1.25%) 1/15/30 #●	250,000	$250,099
TIAA CLO II
Series 2017-1A A
144A 3.025% (LIBOR03M
+ 1.28%) 4/20/29 #●	250,000	251,524
Venture CDO
Series 2016-25A A1
144A 3.235% (LIBOR03M
+ 1.49%) 4/20/29 #●	100,000	100,777
Venture XXII CLO
Series 2015-22A AR
144A 3.00% (LIBOR03M +
1.08%) 1/15/31 #●	250,000	250,000
Venture XXIV CLO
Series 2016-24A A1D
144A 3.165% (LIBOR03M
+ 1.42%) 10/20/28 #●	195,000	196,135
Venture XXVIII CLO
Series 2017-28A A2
144A 2.855% (LIBOR03M
+ 1.11%) 7/20/30 #●	250,000	250,919
Total Collateralized Debt Obligations
(cost $5,435,880)		5,465,507

Convertible Bonds – 3.91%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	400,000	503,743
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	520,000	610,478
Blackhawk Network Holdings
1.50% exercise price
$49.83, maturity date
1/15/22	120,000	134,444
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	600,000	593,734
Blackstone Mortgage Trust
5.25% exercise price
$27.67, maturity date
12/1/18	40,000	45,160
Cemex 3.72% exercise price
$11.01, maturity date
3/15/20	80,000	85,913
Ciena 3.75% exercise price
$20.17, maturity date
10/15/18	7,000	8,161
DISH Network 3.375%
exercise price $65.18,
maturity date 8/15/26	450,000	478,961
Empire State Realty OP 144A
2.625% exercise price
$19.34, maturity date
8/15/19 #	400,000	432,200
GAIN Capital Holdings 144A
5.00% exercise price
$8.20, maturity date
8/15/22 #	58,000	67,860
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	27,000	36,854
Insulet 1.25% exercise price
$58.37, maturity date
9/15/21	500,000	701,893
Insulet 144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	250,000	265,460
Kaman 144A 3.25% exercise
price $65.26, maturity date
5/1/24 #	121,000	139,118
Liberty Interactive 144A
1.75% exercise price
$341.10, maturity date
9/30/46 #	80,000	98,410
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23	540,000	527,844
Microchip Technology 144A
1.625% exercise price
$99.28, maturity date
2/15/27 #	110,000	134,170
Neurocrine Biosciences 144A
2.25% exercise price
$75.92, maturity date
5/15/24 #	530,000	714,557
Pacira Pharmaceuticals 144A
2.375% exercise price
$66.89, maturity date
4/1/22 #	615,000	595,436
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21	125,000	125,447
Priceline Group 0.35%
exercise price $1,315.10,
maturity date 6/15/20	400,000	594,002

8 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal		Value
	amount°		(US $)
Convertible Bonds (continued)
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19		125,000	$134,875
RPM International 2.25%
exercise price $52.28,
maturity date 12/15/20		25,000	29,032
Synaptics 144A 0.50%
exercise price $73.02,
maturity date 6/15/22 #		500,000	472,577
Vector Group 2.50% exercise
price $14.50, maturity date
1/15/19 ●		85,000	126,650
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		70,000	68,238
Total Convertible Bonds (cost $7,602,723)			7,725,217

Corporate Bonds – 49.10%
Banking – 10.69%
Akbank Turk 144A
7.20% 3/16/27 #µ		200,000	209,315
Ally Financial
5.75% 11/20/25		585,000	628,144
Banco do Brasil 144A
4.625% 1/15/25 #		200,000	196,700
Banco Nacional de Costa
Rica 144A
5.875% 4/25/21 #		200,000	206,625
Banco Santander
3.80% 2/23/28		200,000	199,130
Bancolombia
4.875% 10/18/27 µ		200,000	199,050
Bank of America
144A
3.419% 12/20/28 #µ		515,000	507,591
3.946% 1/23/49 µ		245,000	248,710
4.183% 11/25/27		365,000	375,130
Bank of Montreal
3.803% 12/15/32 µ		700,000	683,718
Bank of New York Mellon
2.95% 1/29/23		115,000	114,579
3.30% 8/23/29		940,000	916,365
4.625%µψ		200,000	201,000
Barclays 8.25%µψ		400,000	417,253
BOC Aviation 144A
2.375% 9/15/21 #		200,000	193,901
Branch Banking & Trust
2.85% 4/1/21		500,000	502,264
Citigroup 2.522% (LIBOR03M
+ 1.10%) 5/17/24 ●		95,000	97,300
Citizens Bank
2.55% 5/13/21		250,000	247,629
Citizens Financial Group
4.30% 12/3/25		115,000	118,473
Compass Bank
2.875% 6/29/22		250,000	245,278
3.875% 4/10/25		250,000	248,592
Cooperatieve Rabobank
3.75% 7/21/26		250,000	247,995
Credit Suisse Group
144A 3.869% 1/12/29 #µ		920,000	916,533
144A 4.282% 1/9/28 #		250,000	257,200
144A 6.25%#µψ		200,000	216,205
Development Bank of
Japan 144A
2.625% 9/1/27 #		200,000	193,201
Fifth Third Bancorp
2.60% 6/15/22		50,000	49,101
Fifth Third Bank
3.85% 3/15/26		250,000	252,630
Goldman Sachs Group
3.272% 9/29/25 µ		235,000	230,806
3.691% 6/5/28 µ		295,000	294,022
5.15% 5/22/45		80,000	91,458
Huntington Bancshares
2.30% 1/14/22		160,000	155,571
Huntington National Bank
2.50% 8/7/22		250,000	243,982
JPMorgan Chase & Co.
3.509% 1/23/29 µ		215,000	214,013
3.897% 1/23/49 µ		425,000	427,258
3.964% 11/15/48 µ		105,000	106,114
6.75%µψ		205,000	229,344
KeyBank
2.40% 6/9/22		250,000	244,134
3.40% 5/20/26		300,000	295,246
Landwirtschaftliche
Rentenbank
5.375% 4/23/24	NZD	38,000	31,148
Lloyds Banking Group
3.574% 11/7/28 µ		595,000	581,583
7.50%µψ		200,000	226,250
Manufacturers & Traders Trust
2.50% 5/18/22		500,000	492,001
Morgan Stanley
3.125% 1/23/23		135,000	134,677
3.772% 1/24/29 µ		755,000	759,979
3.95% 4/23/27		105,000	105,933

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 9

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
4.375% 1/22/47	325,000	$349,136
5.00% 11/24/25	360,000	390,181
Nationwide Building
Society 144A
4.125% 10/18/32 #µ	500,000	494,926
Northern Trust
3.375% 5/8/32 µ	55,000	53,728
PNC Bank
3.10% 10/25/27	500,000	488,086
3.25% 1/22/28	250,000	247,173
6.875% 4/1/18	250,000	252,039
PNC Financial Services Group
5.00%µψ	160,000	168,160
Popular 7.00% 7/1/19	315,000	327,128
Regions Financial
2.75% 8/14/22	75,000	74,163
Royal Bank of Scotland Group
8.625%µψ	400,000	447,500
Santander UK 144A
5.00% 11/7/23 #	200,000	211,333
Santander UK Group Holdings
3.823% 11/3/28 µ	255,000	251,296
State Street
3.10% 5/15/23	65,000	64,850
3.30% 12/16/24	105,000	106,021
SunTrust Bank
2.45% 8/1/22	115,000	112,450
2.70% 1/27/22	55,000	54,387
3.00% 2/2/23	225,000	224,192
3.30% 5/15/26	200,000	194,670
5.05%µψ	45,000	45,225
SVB Financial Group
3.50% 1/29/25	120,000	118,566
Toronto-Dominion Bank
2.50% 12/14/20	95,000	94,740
Turkiye Garanti Bankasi 144A
5.25% 9/13/22 #	200,000	204,083
UBS Group 6.875%µψ	330,000	367,925
UBS Group Funding
Switzerland
144A 2.859% 8/15/23 #µ	200,000	195,885
144A 3.491% 5/23/23 #	200,000	201,264
US Bancorp
2.375% 7/22/26	315,000	291,496
2.625% 1/24/22	40,000	39,690
3.10% 4/27/26	140,000	136,674
3.15% 4/27/27	410,000	401,712
3.60% 9/11/24	40,000	40,867
USB Capital IX 3.50%
(LIBOR03M + 1.02%)ψ●	355,000	322,163
Wells Fargo Capital X
5.95% 12/15/36	55,000	62,728
Westpac Banking 5.00%µψ	50,000	49,544
Woori Bank 144A
4.75% 4/30/24 #	200,000	208,650
Zions Bancorporation
4.50% 6/13/23	55,000	56,403
		21,102,165
Basic Industry – 5.09%
Anglo American Capital
144A 4.75% 4/10/27 #	630,000	657,243
144A 4.875% 5/14/25 #	210,000	221,824
Barrick North America Finance
5.75% 5/1/43	655,000	810,809
Beacon Escrow 144A
4.875% 11/1/25 #	500,000	500,000
BHP Billiton Finance
USA 144A
6.25% 10/19/75 #µ	400,000	430,700
Boise Cascade 144A
5.625% 9/1/24 #	500,000	525,000
Braskem Netherlands
Finance 144A
4.50% 1/10/28 #	200,000	202,450
Chemours 5.375% 5/15/27	220,000	228,250
CK Hutchison International
17 144A 2.875% 4/5/22 #	200,000	197,032
Cydsa 144A
6.25% 10/4/27 #	200,000	202,600
Dow Chemical
8.55% 5/15/19	549,000	590,972
Equate Petrochemical 144A
3.00% 3/3/22 #	200,000	196,749
FMG Resources August
2006 144A
5.125% 5/15/24 #	500,000	507,813
Freeport-McMoRan
4.55% 11/14/24	375,000	382,969
Georgia-Pacific
144A 2.539% 11/15/19 #	15,000	14,984
8.00% 1/15/24	310,000	389,686
Hudbay Minerals 144A
7.625% 1/15/25 #	155,000	171,275
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	310,000	352,461
Mexichem 144A
5.50% 1/15/48 #	200,000	195,500

10 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Mosaic 5.625% 11/15/43	160,000	$174,322
NOVA Chemicals
144A 5.00% 5/1/25 #	55,000	55,687
144A 5.25% 6/1/27 #	305,000	305,000
Novolipetsk Steel Via Steel
Funding 144A
4.00% 9/21/24 #	295,000	294,159
OCP 144A 4.50% 10/22/25 #	200,000	202,029
Olin 5.125% 9/15/27	345,000	359,663
Petkim Petrokimya
Holding 144A
5.875% 1/26/23 #	200,000	203,114
Phosagro OAO Via Phosagro
Bond Funding DAC 144A
3.95% 11/3/21 #	200,000	201,130
Steel Dynamics
5.50% 10/1/24	355,000	370,088
Vedanta Resources 144A
6.375% 7/30/22 #	200,000	208,980
Westlake Chemical
4.375% 11/15/47	665,000	682,197
WestRock
144A 3.00% 9/15/24 #	75,000	73,309
144A 3.375% 9/15/27 #	70,000	67,926
WR Grace & Co.-Conn 144A
5.625% 10/1/24 #	63,000	68,119
		10,044,040
Brokerage – 0.95%
Charles Schwab
3.20% 1/25/28	500,000	493,378
5.00%µψ	65,000	64,310
E*TRADE Financial
3.80% 8/24/27	495,000	490,260
5.875%µψ	160,000	168,000
Jefferies Group
4.15% 1/23/30	135,000	131,933
4.85% 1/15/27	65,000	68,455
6.45% 6/8/27	30,000	34,607
6.50% 1/20/43	65,000	76,012
Lazard Group
3.625% 3/1/27	10,000	9,832
3.75% 2/13/25	125,000	125,260
NFP 144A 6.875% 7/15/25 #	200,000	207,000
		1,869,047
Capital Goods – 2.70%
3M 2.875% 10/15/27	155,000	150,277
Allegion US Holding
3.20% 10/1/24	80,000	78,200
3.55% 10/1/27	432,000	422,245
Ardagh Packaging
Finance 144A
6.00% 2/15/25 #	345,000	357,075
Ball 5.25% 7/1/25	330,000	350,625
Carlisle 3.75% 12/1/27	165,000	165,445
CCL Industries 144A
3.25% 10/1/26 #	95,000	89,320
Crane
2.75% 12/15/18	20,000	20,063
4.45% 12/15/23	95,000	98,091
Eaton 3.103% 9/15/27	190,000	183,488
General Electric
2.10% 12/11/19	130,000	128,902
5.55% 5/4/20	10,000	10,609
6.00% 8/7/19	90,000	94,579
Grupo Cementos de
Chihuahua 144A
5.25% 6/23/24 #	200,000	203,920
Leggett & Platt
3.50% 11/15/27	210,000	204,861
Lennox International
3.00% 11/15/23	100,000	97,707
Martin Marietta Materials
3.50% 12/15/27	410,000	399,966
4.25% 12/15/47	320,000	310,649
Northrop Grumman
3.25% 1/15/28	110,000	108,103
4.03% 10/15/47	130,000	132,718
Parker-Hannifin
3.30% 11/21/24	10,000	10,070
Republic Services
3.375% 11/15/27	180,000	177,835
Rockwell Collins
3.20% 3/15/24	95,000	94,579
Standard Industries 144A
5.00% 2/15/27 #	400,000	407,000
United Rentals North America
5.875% 9/15/26	400,000	430,000
United Technologies
2.80% 5/4/24	150,000	146,796
3.75% 11/1/46	125,000	122,141
Waste Management
3.15% 11/15/27	335,000	328,867
		5,324,131
Communications – 4.77%
AMC Networks
4.75% 8/1/25	225,000	225,281

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 11

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Communications (continued)
American Tower
3.60% 1/15/28	335,000	$325,508
AT&T
3.40% 8/14/24	105,000	105,152
3.90% 8/14/27	130,000	130,197
144A 4.10% 2/15/28 #	155,000	154,043
4.90% 8/14/37	370,000	376,136
5.25% 3/1/37	95,000	100,825
CCO Holdings 144A
5.125% 5/1/27 #	500,000	488,260
Cincinnati Bell 144A
7.00% 7/15/24 #	84,000	81,270
Crown Castle International
3.80% 2/15/28	605,000	593,844
5.25% 1/15/23	150,000	162,421
Crown Castle Towers 144A
4.883% 8/15/20 #	275,000	288,577
CSC Holdings 144A
5.50% 4/15/27 #	200,000	203,000
Deutsche Telekom
International Finance 144A
2.485% 9/19/23 #	505,000	484,340
Discovery Communications
3.95% 3/20/28	155,000	151,896
5.20% 9/20/47	250,000	256,909
GTP Acquisition Partners I
144A 2.35% 6/15/20 #	100,000	98,654
Level 3 Financing
5.375% 5/1/25	485,000	487,168
Midcontinent
Communications 144A
6.875% 8/15/23 #	155,000	165,075
Myriad International
Holdings 144A
4.85% 7/6/27 #	200,000	209,000
Nielsen Luxembourg 144A
5.00% 2/1/25 #	345,000	349,313
SBA Tower Trust
144A 2.24% 4/10/18 #	45,000	45,000
144A 2.898% 10/8/19 #	60,000	60,143
Sirius XM Radio
144A 5.00% 8/1/27 #	35,000	34,913
144A 5.375% 4/15/25 #	330,000	339,075
Sprint 7.875% 9/15/23	443,000	469,026
Telecom Italia 144A
5.303% 5/30/24 #	200,000	212,000
Time Warner Cable
7.30% 7/1/38	360,000	452,572
Time Warner Entertainment
8.375% 3/15/23	185,000	223,057
Unitymedia 144A
6.125% 1/15/25 #	200,000	211,500
VEON Holdings 144A
4.95% 6/16/24 #	200,000	201,300
Verizon Communications
4.50% 8/10/33	940,000	968,070
Virgin Media Secured
Finance 144A
5.50% 8/15/26 #	400,000	411,124
Zayo Group 144A
5.75% 1/15/27 #	345,000	351,486
		9,416,135
Consumer Cyclical – 3.40%
Atento Luxco 1 144A
6.125% 8/10/22 #	75,000	78,049
Boyd Gaming
6.375% 4/1/26	320,000	344,000
Cencosud 144A
6.625% 2/12/45 #	200,000	221,713
CVS Health 5.00% 12/1/24	375,000	399,705
Ford Motor Credit
2.24% 6/15/18	465,000	465,356
General Motors
6.75% 4/1/46	40,000	50,046
General Motors Financial
5.25% 3/1/26	265,000	285,894
GLP Capital 5.375% 4/15/26	250,000	268,125
Goodyear Tire & Rubber
5.00% 5/31/26	330,000	334,537
Hyundai Capital America
144A 2.55% 2/6/19 #	75,000	74,825
144A 3.00% 3/18/21 #	120,000	119,280
JD.com 3.125% 4/29/21	200,000	198,198
Lennar
4.50% 4/30/24	500,000	506,900
4.875% 12/15/23	165,000	171,014
Lowe’s
3.70% 4/15/46	150,000	146,968
4.05% 5/3/47	25,000	25,986
Marriott International
4.50% 10/1/34	20,000	20,916
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	250,000	248,125
MGM Resorts International
4.625% 9/1/26	500,000	507,500
Murphy Oil USA
6.00% 8/15/23	190,000	197,600

12 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Penn National Gaming 144A
5.625% 1/15/27 #	400,000	$415,760
Penske Automotive Group
5.50% 5/15/26	350,000	358,764
PulteGroup 5.00% 1/15/27	170,000	177,217
Royal Caribbean Cruises
3.70% 3/15/28	555,000	538,817
Scientific Games International
10.00% 12/1/22	350,000	384,125
Toyota Motor Credit
2.80% 7/13/22	140,000	139,758
Wyndham Worldwide
4.15% 4/1/24	40,000	40,141
		6,719,319
Consumer Non-Cyclical – 3.78%
Abbott Laboratories
2.80% 9/15/20	75,000	75,225
4.90% 11/30/46	235,000	269,129
AbbVie 4.45% 5/14/46	145,000	154,878
Anheuser-Busch InBev
Finance 3.65% 2/1/26	815,000	825,750
BAT Capital 144A
3.557% 8/15/27 #	580,000	568,533
Becle 144A 3.75% 5/13/25 #	150,000	148,481
Becton Dickinson & Co.
3.363% 6/6/24	225,000	222,006
Biogen 5.20% 9/15/45	260,000	304,097
Celgene 3.25% 8/15/22	285,000	287,034
DaVita 5.00% 5/1/25	190,000	189,763
Encompass Health
5.75% 11/1/24	210,000	214,987
ESAL 144A 6.25% 2/5/23 #	200,000	195,000
HCA 5.375% 2/1/25	595,000	609,875
Marfrig Holdings
Europe 144A
8.00% 6/8/23 #	200,000	209,950
Molson Coors Brewing
3.00% 7/15/26	250,000	238,633
4.20% 7/15/46	115,000	115,431
New York & Presbyterian
Hospital 4.063% 8/1/56	130,000	132,365
Pernod Ricard 144A
4.45% 1/15/22 #	295,000	309,673
Pfizer 3.00% 12/15/26	160,000	157,883
Rede D’or Finance 144A
4.95% 1/17/28 #	200,000	197,875
Scotts Miracle-Gro
5.25% 12/15/26	195,000	201,825
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	160,000	156,371
2.875% 9/23/23	300,000	291,596
Tempur Sealy International
5.50% 6/15/26	335,000	337,513
Tenet Healthcare 144A
5.125% 5/1/25 #	380,000	376,200
Thermo Fisher Scientific
3.00% 4/15/23	545,000	541,588
Zimmer Biomet Holdings
4.625% 11/30/19	120,000	123,928
		7,455,589
Electric – 4.46%
AES 5.50% 4/15/25	110,000	114,950
AES Andres 144A
7.95% 5/11/26 #	200,000	217,250
AES Gener
144A 5.25% 8/15/21 #	97,000	100,971
144A
8.375% 12/18/73 #µ	200,000	207,598
Ameren Illinois
9.75% 11/15/18	295,000	312,112
American Transmission
Systems 144A
5.25% 1/15/22 #	50,000	53,895
Avangrid 3.15% 12/1/24	100,000	98,176
Berkshire Hathaway Energy
3.75% 11/15/23	195,000	201,872
Calpine
144A 5.25% 6/1/26 #	125,000	123,125
5.50% 2/1/24	240,000	229,973
Cerro del Aguila 144A
4.125% 8/16/27 #	200,000	199,660
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	185,000	181,919
5.50% 8/15/24	75,000	83,757
CMS Energy 6.25% 2/1/20	120,000	128,201
ComEd Financing III
6.35% 3/15/33	60,000	65,550
Consumers Energy
3.25% 8/15/46	105,000	97,582
Dominion Energy
3.625% 12/1/24	305,000	309,528
DTE Energy
2.85% 10/1/26	120,000	113,625
3.30% 6/15/22	115,000	115,622
Duke Energy 2.65% 9/1/26	230,000	214,683

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 13

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Electric (continued)
Dynegy 144A
8.00% 1/15/25 #	488,000	$533,140
Emera 6.75% 6/15/76 µ	215,000	244,025
Emera US Finance
3.55% 6/15/26	165,000	161,534
4.75% 6/15/46	145,000	153,096
Enel 144A 8.75% 9/24/73 #µ	200,000	248,250
Enel Finance
International 144A
3.625% 5/25/27 #	400,000	392,027
Entergy Louisiana
4.05% 9/1/23	315,000	328,305
4.95% 1/15/45	10,000	10,275
Entergy Mississippi
2.85% 6/1/28	115,000	109,115
Exelon
3.497% 6/1/22	180,000	181,408
3.95% 6/15/25	150,000	153,961
Fortis 3.055% 10/4/26	235,000	222,690
Great Plains Energy
4.85% 6/1/21	35,000	36,841
Indiana Michigan Power
4.55% 3/15/46	245,000	274,132
ITC Holdings 144A
3.35% 11/15/27 #	585,000	573,844
Kansas City Power & Light
3.65% 8/15/25	220,000	222,457
LG&E & KU Energy
4.375% 10/1/21	165,000	172,601
MidAmerican Energy
4.25% 5/1/46	115,000	125,933
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	430,000	421,246
4.75% 4/30/43 µ	70,000	73,079
5.25% 4/20/46 µ	60,000	64,018
New England Power 144A
3.80% 12/5/47 #	15,000	15,057
New York State Electric &
Gas 144A
3.25% 12/1/26 #	145,000	143,289
NextEra Energy Capital
Holdings
3.55% 5/1/27	40,000	40,130
3.625% 6/15/23	145,000	147,279
NV Energy 6.25% 11/15/20	75,000	81,895
Pennsylvania Electric
5.20% 4/1/20	15,000	15,715
Public Service Co. of
New Hampshire
3.50% 11/1/23	45,000	46,037
Public Service Co. of
Oklahoma 5.15% 12/1/19	100,000	104,170
Southwestern Electric Power
3.85% 2/1/48	105,000	104,430
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #	70,000	71,753
Wisconsin Electric Power
4.30% 12/15/45	140,000	150,029
		8,791,810
Energy – 4.87%
Abu Dhabi Crude Oil
Pipeline 144A
4.60% 11/2/47 #	200,000	201,433
Anadarko Petroleum
6.60% 3/15/46	370,000	480,335
Antero Resources
5.00% 3/1/25	355,000	363,875
Cheniere Corpus Christi
Holdings 5.875% 3/31/25	160,000	172,700
Diamondback Energy
4.75% 11/1/24	275,000	279,469
Enbridge 6.00% 1/15/77 µ	505,000	532,775
Energy Transfer
6.125% 12/15/45	275,000	307,176
9.70% 3/15/19	59,000	63,532
Energy Transfer Partners
6.625%µΨ	230,000	230,414
EnLink Midstream Partners
6.00%µΨ	70,000	69,577
Enterprise Products Operating
7.034% (LIBOR03M +
2.68%) 1/15/68 ●	30,000	30,337
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	200,000	208,540
Gulfport Energy
6.00% 10/15/24	170,000	172,125
Hilcorp Energy I 144A
5.00% 12/1/24 #	500,000	505,000
Marathon Oil 4.40% 7/15/27	65,000	67,619
MPLX 4.875% 12/1/24	255,000	272,346
Murphy Oil 6.875% 8/15/24	385,000	412,204
Newfield Exploration
5.75% 1/30/22	385,000	411,950
Noble Energy
3.85% 1/15/28	375,000	376,397

14 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
4.95% 8/15/47	320,000	$348,680
5.05% 11/15/44	95,000	105,029
ONEOK
4.95% 7/13/47	105,000	112,216
7.50% 9/1/23	220,000	260,519
Pertamina Persero 144A
4.875% 5/3/22 #	200,000	211,713
Perusahaan Gas Negara
Persero 144A
5.125% 5/16/24 #	200,000	214,669
Perusahaan Listrik
Negara 144A
4.125% 5/15/27 #	200,000	199,885
Petrobras Global Finance
144A 5.299% 1/27/25 #	31,000	31,271
6.75% 1/27/41	175,000	178,063
7.375% 1/17/27	180,000	200,007
Petroleos Mexicanos
144A 6.75% 9/21/47 #	130,000	136,500
6.75% 9/21/47	25,000	26,250
Sabine Pass Liquefaction
5.625% 3/1/25	600,000	656,840
5.75% 5/15/24	100,000	109,764
5.875% 6/30/26	140,000	156,647
Southwestern Energy
6.70% 1/23/25	250,000	255,625
Tecpetrol 144A
4.875% 12/12/22 #	255,000	250,780
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	200,000	199,763
Transcanada Trust
5.875% 8/15/76 µ	90,000	98,235
Transocean Proteus 144A
6.25% 12/1/24 #	225,000	237,656
Woodside Finance
144A 3.65% 3/5/25 #	65,000	64,743
144A 3.70% 3/15/28 #	5,000	4,894
144A 8.75% 3/1/19 #	140,000	148,888
YPF
144A 7.00% 12/15/47 #	125,000	119,113
144A 27.125%
(BADLARPP + 4.00%)
7/7/20 #●	125,000	115,219
		9,600,773
Finance Companies – 1.25%
AerCap Global Aviation
Trust 144A
6.50% 6/15/45 #µ	200,000	219,000
AerCap Ireland Capital
3.65% 7/21/27	700,000	675,903
Air Lease
3.00% 9/15/23	810,000	795,098
3.625% 4/1/27	130,000	127,433
Aviation Capital Group
144A 3.50% 11/1/27 #	110,000	105,184
144A 4.875% 10/1/25 #	185,000	197,061
International Lease Finance
8.625% 1/15/22	300,000	356,861
		2,476,540
Insurance – 1.67%
Acrisure 144A
7.00% 11/15/25 #	203,000	202,493
Allstate 3.28% 12/15/26	460,000	459,844
AssuredPartners 144A
7.00% 8/15/25 #	222,000	228,105
AXIS Specialty Finance
4.00% 12/6/27	195,000	193,108
Berkshire Hathaway
2.75% 3/15/23	80,000	79,620
Berkshire Hathaway Finance
2.90% 10/15/20	65,000	65,746
Cigna 3.05% 10/15/27	360,000	343,837
Liberty Mutual Group 144A
4.95% 5/1/22 #	25,000	26,633
Metropolitan Life Global
Funding I 144A
3.45% 12/18/26 #	390,000	390,420
Nuveen Finance
144A 2.95% 11/1/19 #	90,000	90,592
144A 4.125% 11/1/24 #	460,000	478,017
Progressive 4.125% 4/15/47	135,000	142,290
Prudential Financial
5.375% 5/15/45 µ	85,000	91,800
USIS Merger Sub 144A
6.875% 5/1/25 #	190,000	196,175
Voya Financial 144A
4.70% 1/23/48 #µ	130,000	128,373
XLIT
4.179% (LIBOR03M +
2.458%)Ψ●	45,000	42,356
5.50% 3/31/45	130,000	136,983
		3,296,392

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 15

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
REITs – 1.61%
Alexandria Real Estate
Equities 3.45% 4/30/25	475,000	$466,658
American Tower Trust I 144A
3.07% 3/15/23 #	120,000	119,594
AvalonBay Communities
3.20% 1/15/28	455,000	445,171
Corporate Office Properties
3.60% 5/15/23	45,000	44,446
5.25% 2/15/24	55,000	58,497
CubeSmart 3.125% 9/1/26	135,000	127,001
CyrusOne 5.00% 3/15/24	75,000	76,687
Education Realty Operating
Partnership
4.60% 12/1/24	110,000	112,910
ESH Hospitality 144A
5.25% 5/1/25 #	500,000	505,000
Goodman US Finance
Three 144A
3.70% 3/15/28 #	355,000	345,991
Hospitality Properties Trust
4.50% 3/15/25	65,000	66,653
Host Hotels & Resorts
3.75% 10/15/23	135,000	135,926
3.875% 4/1/24	65,000	65,254
Hudson Pacific Properties
3.95% 11/1/27	85,000	82,958
Kilroy Realty
3.45% 12/15/24	135,000	132,952
Life Storage
3.875% 12/15/27	60,000	58,934
LifeStorage 3.50% 7/1/26	100,000	95,452
Regency Centers
3.60% 2/1/27	140,000	136,990
UDR 4.00% 10/1/25	40,000	41,019
WP Carey 4.60% 4/1/24	55,000	56,726
		3,174,819
Technology – 2.38%
Apple 2.75% 1/13/25	1,030,000	1,003,346
Broadcom 144A
3.50% 1/15/28 #	265,000	248,911
CDK Global 5.00% 10/15/24	110,000	113,575
CDW Finance 5.00% 9/1/25	420,000	428,925
CommScope
Technologies 144A
5.00% 3/15/27 #	345,000	344,569
Corning 4.375% 11/15/57	295,000	295,121
Dell International 144A
6.02% 6/15/26 #	335,000	367,320
Equinix 5.375% 5/15/27	375,000	394,687
NXP 144A 4.625% 6/1/23 #	335,000	350,175
Oracle
3.80% 11/15/37	495,000	508,664
4.00% 11/15/47	235,000	242,415
Symantec 144A
5.00% 4/15/25 #	200,000	204,466
Tencent Holdings 144A
3.925% 1/19/38 #	200,000	198,492
		4,700,666
Transportation – 1.14%
Adani Abbot Point
Terminal 144A
4.45% 12/15/22 #	340,000	328,957
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	59,280	59,446
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	87,866	88,085
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	32,514	32,868
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	60,328	60,769
Avis Budget Car Rental 144A
6.375% 4/1/24 #	140,000	144,060
FedEx 4.05% 2/15/48	320,000	319,680
Penske Truck Leasing
144A 2.70% 3/14/23 #	120,000	116,895
144A 3.30% 4/1/21 #	410,000	414,659
144A 4.20% 4/1/27 #	150,000	153,913
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	25,809	26,561
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	61,971	63,254
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	102,229	100,384
United Parcel Service
3.05% 11/15/27	90,000	88,534
3.75% 11/15/47	65,000	65,750
5.125% 4/1/19	175,000	180,679
		2,244,494
Utilities – 0.34%
Aegea Finance 144A
5.75% 10/10/24 #	200,000	204,000

16 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Utilities (continued)
KazTransGas JSC 144A
4.375% 9/26/27 #	200,000	$201,169
Sempra Energy
3.80% 2/1/38	145,000	143,306
4.00% 2/1/48	115,000	113,726
		662,201
Total Corporate Bonds (cost $96,457,268)		96,878,121

Loan Agreements – 4.76%
Acrisure Tranche B 1st Lien
5.25% (LIBOR03M +
4.25%) 11/22/23 ●	160,000	163,000
Albertsons Tranche B 1st Lien
3.50% (LIBOR03M +
2.75%) 8/25/21 ●	94,662	94,261
American Airlines Tranche B
1st Lien 3.559%
(LIBOR03M + 2.00%)
12/14/23 ●	403,450	405,165
American Tire Distributors 1st
Lien 5.25% (LIBOR03M +
4.25%) 9/1/21 ●	75,000	75,975
Aramark Services Tranche B
1st Lien 3.573%
(LIBOR03M + 2.00%)
3/11/25 ●	75,000	75,703
AssuredPartners Tranche B 1st
Lien 5.073% (LIBOR03M +
3.50%) 10/22/24 ●	124,688	126,012
Avaya Tranche B Exit 1st Lien
5.75% (LIBOR03M +
4.75%) 11/9/24 ●	40,000	40,245
Blue Ribbon Tranche 1st Lien
5.00% (LIBOR03M +
4.00%) 11/13/21 ●	102,808	102,873
Builders FirstSource 1st Lien
4.00% (LIBOR03M +
3.00%) 2/29/24 ●	250,194	251,852
Change Healthcare Holdings
Tranche B 1st Lien 3.75%
(LIBOR03M + 2.75%)
3/1/24 ●	282,375	284,294
CIRCOR International Tranche
B 1st Lien 4.50%
(LIBOR03M + 3.50%)
12/11/24 ●	75,000	75,773
CROWN Americas Tranche B
1st Lien 3.778%
(LIBOR03M + 2.00%)
1/19/25●	500,000	506,473
CSC Holdings Tranche B 1st
Lien 4.139% (LIBOR03M +
2.50%) 1/12/26 ●	65,000	65,501
DaVita Tranche B 1st Lien
3.50% (LIBOR03M +
2.75%) 6/24/21 ●	137,599	139,525
Deerfield Holdings Tranche B
1st Lien 4.25% (LIBOR03M
+ 3.25%) 12/6/24 ●	300,000	303,656
Digicel International Finance
Tranche B 1st Lien 5.02%
(LIBOR03M + 3.25%)
5/10/24 ●	130,000	131,674
Energy Transfer Equity Tranche
B 1st Lien 3.561%
(LIBOR03M + 2.00%)
2/2/24 ●	400,000	401,594
First Data 1st Lien 3.81%
(LIBOR03M + 2.25%)
4/26/24 ●	504,133	508,292
First Eagle Holdings Tranche B
1st Lien 3.75% (LIBOR03M
+ 3.00%) 12/1/22 ●	55,205	56,016
Flying Fortress Holdings
Tranche B 1st Lien 3.693%
(LIBOR03M + 2.00%)
11/2/22 ●	150,000	151,344
Gates Global Tranche B2 1st
Lien 4.00% (LIBOR03M +
3.00%) 3/31/24 ●	89,890	90,741
Greenhill Tranche B 1st Lien
4.75% (LIBOR03M +
3.75%) 10/12/22 ●	80,000	80,500
HVSC Merger Sub 2nd Lien
9.25% (LIBOR03M +
8.25%) 10/26/25 ●	110,000	110,550
HVSC Merger Sub Tranche B
1st Lien 5.00% (LIBOR03M
+ 4.00%) 10/20/24 ●	90,000	91,050
INEOS US Finance Tranche B
1st Lien 3.757%
(LIBOR03M + 2.00%)
3/31/24 ●	395,000	397,530
JBS USA Tranche B 1st Lien
3.25% (LIBOR03M +
2.50%) 10/30/22 ●	40,000	39,819
Kloeckner Pentaplast of
America Tranche B 1st Lien
5.25% (LIBOR03M +
4.25%) 6/30/22 ●	100,000	100,500

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 17

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
NCI Building Systems Tranche
B 1st Lien 3.778%
(LIBOR03M + 2.00%)
1/26/25 ●	500,000	$502,266
NFP Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%)
1/8/24 ●	55,000	55,550
ON Semiconductor Tranche B
1st Lien 3.573%
(LIBOR03M + 2.00%)
3/31/23 ●	79,531	80,172
Penn National Gaming
Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%)
1/19/24 ●	320,450	322,413
PharMerica Tranche B 1st Lien
4.50% (LIBOR03M +
3.50%) 12/6/24 ●	75,000	75,828
PharMerica Tranche B 2nd
Lien 8.75% (LIBOR03M +
7.75%) 12/7/25 ●	105,000	106,181
PQ Tranche B 1st Lien
5.022% (LIBOR03M +
3.25%) 11/4/22 ●	182,340	183,575
Radiate Holdco 1st Lien
3.75% (LIBOR03M +
3.00%) 2/1/24 ●	203,463	204,310
Ring Container Technologies
Group 1st Lien 4.323%
(LIBOR03M + 2.75%)
10/31/24 ●	75,000	75,516
Scientific Games International
Tranche B4 1st Lien
4.825% (LIBOR03M +
3.25%) 8/14/24 ●	99,750	100,516
SFR Group Tranche B 1st Lien
4.522% (LIBOR03M +
2.75%) 7/18/25 ●	148,875	143,788
Sinclair Television Group
Tranche B 1st Lien 4.278%
(LIBOR03M + 2.50%)
12/12/24 ●	80,000	80,816
Sinclair Television Group
Tranche B2 1st Lien 3.83%
(LIBOR03M + 2.25%)
1/3/24 ●	147,727	148,669
SMG US Midco 2 1st Lien
4.89% (LIBOR03M +
3.25%) 1/23/25 ●	50,000	50,625
SMG US Midco 2 2nd Lien
8.644% (LIBOR03M +
7.00%) 1/23/26 ●	50,000	51,292
Sprint Communications
Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%)
2/2/24 ●	499,626	501,421
Staples 1st Lien 5.00%
(LIBOR03M + 4.00%)
9/12/24 ●	45,000	44,870
Stars Group Holdings Tranche
B 1st Lien 4.50%
(LIBOR03M + 3.50%)
8/1/21 ●	113,469	114,533
Summit Materials Tranche B
1st Lien 3.823%
(LIBOR03M + 2.25%)
11/10/24 ●	100,000	100,906
Summit Midstream Partners
Holdings Tranche B 1st Lien
7.00% (LIBOR03M +
6.00%) 5/21/22 ●	140,000	142,625
Syneos Health Tranche B 1st
Lien 3.823% (LIBOR03M +
2.25%) 6/26/24 ●	164,688	165,614
Telenet Financing USD 1st
Lien 4.059% (LIBOR03M +
2.50%) 3/1/26 ●	70,000	70,547
Tennessee Merger Sub
Tranche B 1st Lien 3.75%
(LIBOR03M + 2.75%)
2/6/24 ●	100,000	97,313
Uniti Group 1st Lien 4.00%
(LIBOR03M + 3.00%)
10/24/22 ●	29,788	28,702
Unitymedia Finance 3.809%
(LIBOR03M + 2.25%)
1/15/26 ●	40,000	40,188
Univision Communications
Tranche C 1st Lien 3.75%
(LIBOR03M + 2.75%)
3/15/24 ●	130,529	130,804
UPC Financing Partnership
Tranche AR 1st Lien
4.059% (LIBOR03M +
2.50%) 1/15/26 ●	50,000	50,323
USI Tranche B 1st Lien
4.693% (LIBOR03M +
3.00%) 5/16/24 ●	394,425	396,808
Utz Quality Foods 1st Lien
5.061% (LIBOR03M +
3.50%) 11/21/24 ●	60,000	60,687
Valeant Pharmaceuticals
International Tranche B 1st
Lien 4.25% (LIBOR03M +
3.50%) 4/1/22 ●	214,709	218,158

18 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Virgin Media Bristol Tranche K
1st Lien 4.059%
(LIBOR03M + 2.50%)
1/15/26 ●	60,000	$60,407
Wink Holdco 2nd Lien 7.75%
(LIBOR03M + 6.75%)
12/1/25 ●	120,000	121,500
Total Loan Agreements
(cost $9,370,340)		9,396,841

Municipal Bonds – 0.44%
Bay Area, California Toll
Authority
(Build America Bonds)
Series S-3 6.907%
10/1/50	175,000	273,007
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47	50,000	48,573
California State
(Build America Bonds)
7.55% 4/1/39	75,000	116,872
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25	20,000	23,867
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	55,000	80,852
Series F 7.414% 1/1/40	45,000	68,399
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	55,000	57,901
Texas Water Development
Board
Series A 5.00% 10/15/45	45,000	51,280
Series B 5.00% 10/15/46	125,000	143,605
Total Municipal Bonds
(cost $870,429)		864,356

Non-Agency Asset-Backed Securities – 2.50%
American Express Credit
Account Master Trust
Series 2017-5 A 1.939%
(LIBOR01M + 0.38%)
2/18/25 ●	100,000	100,672
Atrium XIII
144A 2.621% (LIBOR03M
+ 1.18%) 11/21/30 #●	250,000	251,708
Bank of America Credit Card
Trust
Series 2016-A1 A 1.949%
(LIBOR01M + 0.39%)
10/15/21 ●	130,000	130,532
Series 2017-A1 A1
1.95% 8/15/22	200,000	198,106
Barclays Dryrock Issuance
Trust
Series 2017-1 A 1.889%
(LIBOR01M + 0.33%)
3/15/23 ●	100,000	100,369
Chase Issuance Trust
Series 2013-A6 A6
1.979% (LIBOR01M +
0.42%) 7/15/20 ●	200,000	200,369
Citibank Credit Card Issuance
Trust
Series 2017-A5 A5
2.181% (LIBOR01M +
0.62%) 4/22/26 ●	100,000	101,477
Series 2017-A7 A7
1.925% (LIBOR01M +
0.37%) 8/8/24 ●	100,000	100,538
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.44% 11/25/36 ϕ	300,000	311,520
CNH Equipment Trust
Series 2016-B A2B
1.959% (LIBOR01M +
0.40%) 10/15/19 ●	5,788	5,790
Discover Card Execution Note
Trust
Series 2014-A1 A1
1.989% (LIBOR01M +
0.43%) 7/15/21 ●	200,000	200,688
Series 2016-A2 A2
2.099% (LIBOR01M +
0.54%) 9/15/21 ●	100,000	100,520
Series 2017-A3 A3
1.789% (LIBOR01M +
0.23%) 10/17/22 ●	150,000	150,299
Series 2017-A5 A5
2.159% (LIBOR01M +
0.60%) 12/15/26 ●	165,000	167,102
Series 2017-A7 A7
1.919% (LIBOR01M +
0.36%) 4/15/25 ●	105,000	105,387

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 19

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust
Series 2016-B A2B
1.869% (LIBOR01M +
0.31%) 3/15/19 ●	3,136	$3,136
Series 2018-1 A 144A
3.19% 7/15/31 #	160,000	160,029
Ford Credit Floorplan Master
Owner Trust
Series 2017-1 A2 1.979%
(LIBOR01M + 0.42%)
5/15/22 ●	60,000	60,298
Golden Credit Card Trust
Series 2014-2A A 144A
2.009% (LIBOR01M +
0.45%) 3/15/21 #●	450,000	451,616
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	46,750	45,104
Hyundai Auto Lease
Securitization Trust
Series 2016-C A3 144A
1.49% 2/18/20 #	100,000	99,632
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
2.139% (LIBOR01M +
0.58%) 5/15/20 #●	100,000	100,134
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.911% (LIBOR01M +
1.35%) 9/27/21 #●	65,000	65,432
New Residential Mortgage
Loan Trust
Series 2017-6A A1 144A
4.00% 8/27/57 #●	93,300	95,088
New Residential Mortgage
Trust
Series 2018-1A A1A 144A
4.00% 12/25/57 #●	100,000	102,164
Nissan Auto Lease Trust
Series 2016-B A3
1.50% 7/15/19	100,000	99,692
Nissan Master Owner Trust
Receivables
Series 2017-C A 1.879%
(LIBOR01M + 0.32%)
10/17/22 ●	265,000	265,582
PFS Financing
Series 2017-C A 144A
2.029% (LIBOR01M +
0.47%) 10/15/21 #●	115,000	114,832
Towd Point Mortgage Trust
Series 2015-5 A1B 144A
2.75% 5/25/55 #●	60,472	60,195
Series 2015-6 A1B 144A
2.75% 4/25/55 #●	65,353	64,902
Series 2017-1 A1 144A
2.75% 10/25/56 #●	80,903	80,372
Series 2017-2 A1 144A
2.75% 4/25/57 #●	85,229	84,673
Toyota Auto Receivables
Owner Trust
Series 2017-B A2B
1.619% (LIBOR01M +
0.06%) 1/15/20 ●	217,299	217,308
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	100,000	99,089
Series 2017-3A A1B 144A
1.831% (LIBOR01M +
0.27%) 4/20/22 #●	275,000	275,435
Wendys Funding
Series 2018-1A A2I 144A
3.573% 3/15/48 #	80,000	79,975
World Financial Network
Credit Card Master Trust
Series 2015-A A 2.039%
(LIBOR01M + 0.48%)
2/15/22 ●	75,000	75,045
Total Non-Agency Asset-Backed Securities
(cost $4,884,380)		4,924,810

Non-Agency Collateralized Mortgage Obligations – 1.26%
Galton Funding Mortgage
Trust
Series 2018-1 A43 144A
3.50% 11/25/57 #●	110,000	111,017
JPMorgan Mortgage Trust
Series 2014-2 B1 144A
3.424% 6/25/29 #●	72,490	72,194
Series 2014-2 B2 144A
3.424% 6/25/29 #●	72,490	71,717
Series 2014-IVR6
2A4 144A
2.50% 7/25/44 #●	100,000	100,043
Series 2015-1 B1 144A
2.618% 12/25/44 #●	195,256	194,344
Series 2015-4 B1 144A
3.625% 6/25/45 #●	94,307	92,852
Series 2015-4 B2 144A
3.625% 6/25/45 #●	94,307	90,938

20 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-5 B2 144A
2.867% 5/25/45 #●	96,506	$94,813
Series 2015-6 B1 144A
3.614% 10/25/45 #●	93,953	91,907
Series 2015-6 B2 144A
3.614% 10/25/45 #●	93,953	89,567
Series 2016-4 B1 144A
3.901% 10/25/46 #●	97,034	97,228
Series 2016-4 B2 144A
3.901% 10/25/46 #●	97,034	96,569
Series 2017-1 B2 144A
3.556% 1/25/47 #●	102,957	100,090
Series 2017-2 A3 144A
3.50% 5/25/47 #●	50,081	49,930
Series 2017-6 B1 144A
3.859% 12/25/48 #●	79,874	77,010
New Residential Mortgage
Loan Trust
Series 2016-4A A1 144A
3.75% 11/25/56 #●	76,108	77,109
Series 2017-1A A1 144A
4.00% 2/25/57 #●	79,435	81,129
Series 2017-2A A4 144A
4.00% 3/25/57 #●	123,929	125,984
Sequoia Mortgage Trust
Series 2014-2 A4 144A
3.50% 7/25/44 #●	34,419	34,336
Series 2015-1 B2 144A
3.876% 1/25/45 #●	41,826	41,013
Series 2015-2 B2 144A
3.744% 5/25/45 #●	350,344	348,676
Series 2017-4 A1 144A
3.50% 7/25/47 #●	90,853	90,804
Series 2017-5 B1 144A
3.889% 8/25/47 #●	252,187	248,266
Total Non-Agency Collateralized Mortgage
Obligations (cost $2,499,033)		2,477,536

Non-Agency Commercial Mortgage-Backed Securities – 6.11%
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 AS
3.748% 2/15/50	225,000	225,536
Series 2017-BNK3 C
4.352% 2/15/50 ●	50,000	50,153
BANK
Series 2017-BNK4 XA
1.455% 5/15/50 ●	601,517	56,835
Series 2017-BNK5 A5
3.39% 6/15/60	225,000	225,417
Series 2017-BNK5 B
3.896% 6/15/60 ●	95,000	94,142
Series 2017-BNK7 A5
3.435% 9/15/60	110,000	110,564
Series 2017-BNK8 A4
3.488% 11/15/50	85,000	85,791
Benchmark Mortgage Trust
Series 2018-B1 A5
3.666% 1/15/51	225,000	230,578
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	350,000	348,625
Series 2016-CD2 A4
3.526% 11/10/49 ●	80,000	81,135
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	185,000	191,301
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	120,000	123,073
Series 2015-GC27 A5
3.137% 2/10/48	150,000	149,061
Series 2016-P3 A4
3.329% 4/15/49	490,000	490,452
Series 2017-C4 A4
3.471% 10/12/50	120,000	120,802
COMM Mortgage Trust
Series 2013-CR6 AM 144A
3.147% 3/10/46 #	105,000	104,023
Series 2013-WWP A2
144A 3.424% 3/10/31 #	100,000	103,213
Series 2014-CR19 A5
3.796% 8/10/47	80,000	82,783
Series 2014-CR20 AM
3.938% 11/10/47	350,000	354,483
Series 2015-3BP A 144A
3.178% 2/10/35 #	130,000	129,293
Series 2015-CR23 A4
3.497% 5/10/48	115,000	116,890
Commercial Mortgage Pass
Through Certificates
Series 2016-CR28 A4
3.762% 2/10/49 ⧫	480,000	495,043
DB-JPM
Series 2016-C1 A4
3.276% 5/10/49	295,000	294,109

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 21

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
DB-JPM
Series 2016-C1 B
4.195% 5/10/49 ●	25,000	$25,569
Series 2016-C3 A5
2.89% 9/10/49	140,000	135,381
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A
5.698% 11/10/46 #●	135,000	143,924
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	850,000	862,876
Series 2014-GRCE B 144A
3.52% 6/10/28 #	200,000	201,010
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	100,000	103,653
Series 2014-GC24 A5
3.931% 9/10/47	215,000	224,588
Series 2015-GC32 A4
3.764% 7/10/48	75,000	77,453
Series 2017-GS5 A4
3.674% 3/10/50	175,000	179,321
Series 2017-GS5 XA
0.825% 3/10/50 ●	4,242,189	262,738
Series 2017-GS6 A3
3.433% 5/10/50	115,000	115,499
Series 2017-GS6 XA
1.051% 5/10/50 ●	3,384,961	267,144
JPM-BB Commercial
Mortgage Securities Trust
Series 2015-C27 XA
1.353% 2/15/48 ●	2,945,017	173,250
Series 2015-C31 A3
3.801% 8/15/48	100,000	103,549
Series 2015-C33 A4
3.77% 12/15/48	255,000	263,148
JPM-DB Commercial
Mortgage Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	405,000	399,743
Series 2016-C4 A3
3.141% 12/15/49	140,000	137,686
Series 2017-C7 A5
3.409% 10/15/50	230,000	230,517
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB11 E
5.526% 8/12/37 ●	20,000	20,335
Series 2013-LC11 B
3.499% 4/15/46	150,000	148,626
Series 2015-JP1 A5
3.914% 1/15/49	170,000	177,123
Series 2016-JP2 A4
2.822% 8/15/49	700,000	673,335
Series 2016-JP2 AS
3.056% 8/15/49	180,000	173,087
Series 2016-WIKI A 144A
2.798% 10/5/31 #	105,000	104,007
Series 2016-WIKI B 144A
3.201% 10/5/31 #	85,000	84,424
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	65,462	51,748
Morgan Stanley BAML Trust
Series 2014-C17 A5
3.741% 8/15/47	100,000	102,952
Series 2015-C23 A4
3.719% 7/15/50	300,000	308,519
Series 2015-C26 A5
3.531% 10/15/48	120,000	122,043
Series 2016-C29 A4
3.325% 5/15/49	95,000	95,057
Morgan Stanley Capital I Trust
Series 2006-HQ10 B
5.448% 11/12/41 ●	100,000	94,981
UBS Commercial Mortgage
Trust
Series 2017-C5 A5
3.474% 11/15/50	500,000	502,052
Wells Fargo Commercial
Mortgage Trust
Series 2012-LC5 B
4.142% 10/15/45	100,000	101,515
Series 2014-LC18 A5
3.405% 12/15/47	385,000	387,522
Series 2015-C30 XA
0.956% 9/15/58 ●	1,912,948	104,919
Series 2015-NXS3 A4
3.617% 9/15/57	80,000	81,553
Series 2016-BNK1 A3
2.652% 8/15/49	155,000	147,350
Series 2016-BNK1 B
2.967% 8/15/49	30,000	28,073
Series 2017-C38 A5
3.453% 7/15/50	140,000	140,505

22 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Principal		Value
	amount°		(US $)
Non-Agency Commercial Mortgage-Backed Securities
(continued)
WF-RBS Commercial
Mortgage Trust
Series 2012-C10 A3
2.875% 12/15/45		240,000	$238,474
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $12,347,782)			12,058,551

Regional Bonds – 0.46%Δ
Argentina – 0.16%
Provincia de Buenos
Aires 144A
7.875% 6/15/27 #		150,000	160,125
Provincia de Cordoba 144A
7.125% 6/10/21 #		150,000	159,675
			319,800
Canada – 0.30%
Province of New Brunswick
Canada 2.50% 12/12/22		290,000	285,296
Province of Quebec Canada
2.75% 4/12/27		315,000	306,787
			592,083
Total Regional Bonds (cost $909,183)			911,883

Sovereign Bonds – 4.35%Δ
Argentina – 0.82%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	2,137,000	114,822
21.20% 9/19/18	ARS	4,280,000	235,144
22.75% 3/5/18	ARS	1,400,000	77,932
Argentine Republic
Government International
Bond
5.625% 1/26/22		205,000	210,740
6.875% 1/11/48		295,000	286,261
7.82% 12/31/33	EUR	488,517	698,621
			1,623,520
Azerbaijan – 0.07%
Republic of Azerbaijan
International Bond
144A 3.50% 9/1/32 #		150,000	132,993
			132,993
Brazil – 0.24%
Brazil Notas Do Tesouro
Nacional 10.00% 1/1/23 BRL		508,000	164,353
Nacional Series F
10.00% 1/1/25	BRL	926,000	297,774
			462,127
Colombia – 0.76%
Colombian TES Series B
7.00% 6/30/32	COP	4,160,000,000	1,496,071
			1,496,071
Ecuador – 0.21%
Ecuador Government
International Bond
144A 7.875% 1/23/28 #		200,000	203,300
144A 8.875% 10/23/27 #		200,000	218,500
			421,800
Egypt – 0.12%
Egypt Government
International Bond
144A 8.50% 1/31/47 #		200,000	229,735
			229,735
Ivory Coast – 0.10%
Ivory Coast Government
International Bond
144A 6.125% 6/15/33 #		200,000	205,505
			205,505
Malaysia – 0.37%
Malaysia Government Bond
3.844% 4/15/33	MYR	3,061,000	737,027
			737,027
Mexico – 0.28%
Mexican Bonos
5.75% 3/5/26	MXN	2,863,000	137,017
6.50% 6/9/22	MXN	6,084,000	314,903
10.00% 12/5/24	MXN	1,534,000	93,408
			545,328
Mongolia – 0.10%
Mongolia Government
International Bond
144A 5.625% 5/1/23 #		200,000	204,501
			204,501
Nigeria – 0.12%
Nigeria Government
International Bond
144A 7.875% 2/16/32 #		200,000	226,279
			226,279

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 23

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

	Principal		Value
	amount°		(US $)
Sovereign BondsΔ (continued)
Oman – 0.10%
Oman Government
International Bond
144A 5.625% 1/17/28 #		200,000	$201,693
			201,693
Peru – 0.18%
Peruvian Government
International Bond
144A 6.85% 2/12/42 #	PEN	997,000	354,781
			354,781
Poland – 0.20%
Republic of Poland
Government Bond
1.75% 7/25/21	PLN	1,327,000	390,278
			390,278
South Africa – 0.19%
Republic of South Africa
Government Bond
8.75% 1/31/44	ZAR	4,855,000	376,838
			376,838
Sri Lanka – 0.11%
Sri Lanka Government
International Bond
144A 5.75% 1/18/22 #		200,000	207,380
			207,380
Turkey – 0.22%
Turkey Government Bond
11.10% 5/15/19	TRY	1,684,000	439,671
			439,671
Ukraine – 0.10%
Ukraine Government
International Bond
144A 7.375% 9/25/32 #		200,000	203,391
			203,391
Uruguay – 0.06%
Uruguay Government
International Bond
144A 9.875% 6/20/22 #UYU		3,157,000	115,633
			115,633
Total Sovereign Bonds (cost $8,427,507)			8,574,551

Supranational Banks – 1.22%
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		200,000	207,400
European Bank for
Reconstruction &
Development
6.00% 5/4/20	INR	17,700,000	279,408
Inter-American Development
Bank
5.50% 8/23/21	INR	29,000,000	447,458
6.25% 6/15/21	IDR	4,400,000,000	337,116
7.875% 3/14/23	IDR	6,250,000,000	517,846
International Bank for
Reconstruction &
Development
4.75% 1/15/21	COP	660,000,000	230,902
International Finance
6.30% 11/25/24	INR	17,070,000	269,611
7.00% 7/20/27	MXN	2,340,000	116,457
Total Supranational Banks (cost $2,385,978)			2,406,198

US Treasury Obligations – 1.21%
US Treasury Bond
2.75% 11/15/47		105,000	100,989
US Treasury Inflation
Indexed Bond
0.125% 4/15/22		2,312,558	2,279,625
Total US Treasury Obligations
(cost $2,391,392)			2,380,614

		Number of
		shares
Convertible Preferred Stock – 0.35%
AMG Capital Trust II 5.15%
exercise price $200.00,
maturity date 10/15/37		500	31,471
Bank of America 7.25%
exercise price $50.00 Ψ		151	190,562
Becton Dickinson 6.125%
exercise price $211.80,
maturity date 5/1/20		2,200	137,984
DTE Energy 6.50% exercise
price $116.31, maturity
date 10/1/19		1,000	52,740
Kinder Morgan 9.75%
exercise price $32.38,
maturity date 10/26/18		5,400	198,774

24 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

	Number of	Value
	shares	(US $)
Convertible Preferred Stock (continued)
NextEra Energy
6.123% exercise price
$159.55, maturity date
9/1/19	800	$45,248
6.371% exercise price
$114.03, maturity date
9/1/18	300	21,288
Wells Fargo & Co. 7.50%
exercise price $156.71 Ψ	7	8,960
Total Convertible Preferred Stock
(cost $694,179)		687,027

Preferred Stock – 0.31%
Bank of America 6.50%µΨ	185,000	207,200
General Electric 5.00%µΨ	308,000	311,465
Integrys Holdings 6.00%,
maturity date 8/1/73 µ	1,950	52,553
Morgan Stanley 5.55%µΨ	40,000	41,400
Total Preferred Stock (cost $600,089)		612,618

	Number of
	contracts
Options Purchased – 0.03%
Currency Call Option – 0.00%
USD vs MXN strike price MXN
19.50, expiration date
2/12/18, notional amount
MXN 17,137 (UBS)	202,000	111
Futures Call Option – 0.00%
US Treasury 10 yr notes strike
price $123, expiration date
2/23/18, notional amount
$10,209,000	83	6,484
Futures Put Option – 0.03%
US Treasury 10 yr notes strike
price $122, expiration date
2/23/18, notional amount
$10,126,000	83	60,953
Total Options Purchased (premium
paid $63,031)		67,548

Short-Term Investments – 5.58%
Repurchase Agreements – 5.06%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price
$1,890,193 (collateralized
by US government
obligations
1.181% 10/31/19; market
value $1,927,930)	1,890,126	$1,890,126
Bank of Montreal
1.17%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price
$3,780,375 (collateralized
by US government
obligations 1.25%–4.25%
4/30/19–11/15/45; market
value $3,855,858)	3,780,252	3,780,252
BNP Paribas
1.30%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price
$4,310,248 (collateralized
by US government
obligations 0.00%–2.50%
5/15/18–11/15/45; market
value $4,396,298)	4,310,092	4,310,092
		9,980,470
US Treasury Obligation – 0.52%≠
US Treasury Bill 1.12%
2/1/18	1,039,569	1,039,569
Total Short-Term Investments
(cost $11,020,039)		11,020,039

Total Value of
Securities – 103.95%
(cost $205,095,636)		205,110,940
Liabilities Net of Receivables and Other
Assets – (3.95%)		(7,791,192)
Net Assets Applicable to 19,503,510 Shares
Outstanding – 100.00%		$197,319,748
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $51,135,188,which represents 25.91% of the Portfolio’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 25

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
Ψ	No contractual maturity date.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2018.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	CAD	238,202	USD	(190,920)	2/23/18	$2,788	$—
BAML	EUR	5,081	USD	(6,098)	2/23/18	218	—
BAML	NZD	355,450	USD	(258,660)	2/23/18	3,219	—
BAML	PHP	11,936,630	USD	(234,742)	2/23/18	—	(2,447)
BNP	AUD	287,188	USD	(226,650)	2/23/18	4,744	—
BNP	ZAR	(2,135,484)	USD	170,795	2/23/18	—	(8,884)
HSBC	EUR	(285,036)	USD	343,867	2/23/18	—	(10,501)
TD	MXN	(3,666,976)	USD	188,306	2/23/18	—	(8,023)
Total Foreign Currency Exchange Contracts						$10,969	$(29,855)

Futures Contracts

					Value/
		Notional	Notional	Expiration	Unrealized
Contracts to Buy (Sell)		Amount	Cost (Proceeds)	Date	Appreciation
(11)	Long Gilt	$(1,907,626)	$(1,942,098)	3/28/18	$34,472
(62)	US Treasury 5 yr Notes	(7,112,078)	(7,213,079)	3/30/18	101,001
(17)	US Treasury Long Bonds	(2,512,812)	(2,562,108)	3/21/18	49,296
Total Futures Contracts			$(11,717,285)		$184,769

26 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

Swap Contracts

Credit Default Swap (CDS) Contract1

Counterparty/				Upfront
Reference Obligation/		Annual		Payments
Termination Date/	Notional	Protection		Paid	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Depreciation[3]
Over-The-Counter/Protection Sold/
Moody’s Ratings:
MSC-CMBX.NA.BBB-.6[4]
5/11/63-
Monthly	(890,000)	3.00%	$(132,026)	$(107,483)	$(24,543)

IRS Contracts[5]

Reference Obligation/
Termination Date/		Fixed / Floating
Payment Frequency		Interest Rate		Unrealized
(Fixed Rate / Floating Rate)	Notional Amount[2]	Paid (Received)	Value	Appreciation[3]
Centrally Cleared:
30 yr IRS 12/21/46-(Semiannually/
Quarterly) -	260,000	2.767%/(1.778%)	$4,755	$4,755
30 yr IRS 1/27/47-(Semiannually/
Quarterly) -	70,000	2.661%/(1.778%)	2,259	2,259
30 yr IRS 1/30/47-(Semiannually/
Quarterly) -	110,000	2.687%/(1.778%)	2,969	2,969
Total IRS Contracts			$9,983	$9,983

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $603.

4Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

5An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 27

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio (Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
FHAVA – Federal Housing Administration & Veterans
Administration
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee
IRS – Interest Rate Swap
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NZD – New Zealand Dollar
PEN – Peruvian sol
PHP – Philippine Peso
PLN – Polish zloty
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – US Dollar
UYU – Uruguayan Peso
WF – Wells Fargo
yr – Year
ZAR – South African Rand

See accompanying notes.

28 NQ–DPT–164 [1/18] 3/18 (446883)

Notes

Macquarie Institutional Portfolios — Macquarie Core Plus Bond Portfolio
January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Core Plus Bond Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The forgoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DPT-164 [1/18] 3/18 (446883) 29

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities:	Level 1	Level 2	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities	$—	$63,585,927	$63,585,927
Corporate Debt	—	104,603,338	104,603,338
Municipal Bonds	—	864,356	864,356
Foreign Debt	—	11,892,632	11,892,632
Loan Agreements	—	9,396,841	9,396,841
US Treasury Obligations	—	2,380,614	2,380,614
Convertible Preferred Stock[1]	655,556	31,471	687,027
Preferred Stock	—	612,618	612,618
Options Purchased[1]	67,437	111	67,548
Short-Term Investments	—	11,020,039	11,020,039
Total Value of Securities	$722,993	$204,387,947	$205,110,940

Derivatives[2]:
Assets:
Foreign Currency Exchange
Contracts	—	10,969	10,969
Futures Contracts	184,769	—	184,769
Liabilities:
Foreign Currency Exchange
Contracts	—	(29,855)	(29,855)
Swap Contracts	—	(14,560)	(14,560)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	95.42%	4.58%	100.00%
Options Purchased	99.84%	0.16%	100.00%

2Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

30 NQ-DPT-164 [1/18] 3/18 (446883)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-164 [1/18] 3/18 (446883) 31

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
January 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 95.03%Δ
Brazil – 10.28%
CCR	380,305	$1,870,489
Cielo	372,482	3,142,598
Embraer ADR	183,600	4,635,900
Hypermarcas	121,700	1,388,129
Kroton Educacional	337,900	1,723,438
Suzano Papel E Celulose	423,200	2,744,291
		15,504,845
China/Hong Kong – 19.08%
China BlueChemical Class H	1,987,000	716,297
China Construction Bank
Class H	5,824,000	6,715,433
China Mobile	446,000	4,709,350
China Resources Power
Holdings	1,382,038	2,551,134
China State Construction
International Holdings	1,750,000	2,532,390
Dongfeng Motor Group
Class H	2,154,000	2,814,121
Golden Eagle Retail Group	217,000	276,013
Jiangsu Expressway Class H	862,000	1,328,926
Sands China	242,000	1,441,609
Tongda Group Holdings	5,710,000	1,291,979
WH Group	3,554,000	4,402,378
		28,779,630
India – 14.11%
Bajaj Auto	54,951	2,883,159
HCL Technologies	184,663	2,864,285
Housing Development
Finance	58,318	1,793,723
Indiabulls Housing Finance	152,073	3,325,683
Infosys	58,362	1,055,455
Infosys ADR	53,142	957,087
Larsen & Toubro	68,595	1,527,659
Lupin	154,935	2,152,763
Power Grid Corp of India	478,264	1,457,266
Reliance Industries	47,102	711,894
Vedanta	475,597	2,544,967
		21,273,941
Indonesia – 1.54%
Bank Rakyat Indonesia
Persero	8,398,000	2,320,843
		2,320,843
Kazakhstan – 0.27%
KazMunaiGas Exploration
Production GDR	29,618	407,248
		407,248
Malaysia – 5.58%
AMMB Holdings	1,205,200	1,490,363
Genting Malaysia	1,819,500	2,572,111
Malayan Banking	1,081,912	2,803,492
Tenaga Nasional	382,500	1,546,849
		8,412,815
Mexico – 2.00%
Fibra Uno Administracion	1,914,488	3,014,958
		3,014,958
Peru – 1.22%
Credicorp	7,936	1,838,216
		1,838,216
Philippines – 0.98%
PLDT ADR	48,168	1,471,532
		1,471,532
Qatar – 1.63%
Qatar Electricity & Water	25,666	1,367,890
Qatar National Bank	29,452	1,093,631
		2,461,521
Republic of Korea – 13.01%
Hyundai Mobis †	599	138,833
Kangwon Land †	40,110	1,218,869
Korea Electric Power	54,522	1,825,314
Korea Zinc †	4,554	2,196,292
Samsung Electronics	2,398	5,602,856
Samsung SDI	12,807	2,362,672
Shinhan Financial Group	70,154	3,501,623
SK Telecom	11,150	2,772,229
		19,618,688
Romania – 0.40%
Societatea Nationala de Gaze
Naturale ROMGAZ GDR ≥	65,088	602,064
		602,064

(continues)     NQ-DPT-151 [1/18] 3/18 (447416) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Russia – 4.47%
Gazprom PJSC ADR	916,431	$4,609,648
LUKOIL PJSC ADR	22,257	1,469,407
MMC Norilsk Nickel PJSC
ADR	32,438	666,925
		6,745,980
South Africa – 4.03%
Barclays Africa Group	55,775	847,954
Sasol	49,671	1,790,819
Woolworths Holdings	635,437	3,442,101
		6,080,874
Taiwan – 9.79%
Asustek Computer	170,000	1,639,018
CTBC Financial Holding	2,107,046	1,539,863
Mega Financial Holding	2,049,245	1,778,865
Novatek Microelectronics	311,000	1,307,149
Quanta Computer	433,000	943,387
Taiwan Mobile	350,000	1,338,972
Taiwan Semiconductor
Manufacturing	616,588	5,394,656
Teco Electric & Machinery	859,000	828,186
		14,770,096
Thailand – 2.69%
Kasikornbank NVDR	344,400	2,529,119
Thai Union Group Foreign	2,309,200	1,526,195
		4,055,314
Turkey – 2.53%
Eregli Demir ve Celik
Fabrikalari TAS	6,736	17,841
Turkiye Garanti Bankasi	483,143	1,580,639
Turkiye Halk Bankasi	820,539	2,214,839
		3,813,319
United Arab Emirates – 1.42%
First Abu Dhabi Bank	703,755	2,145,974
		2,145,974
Total Common Stock
(cost $121,828,357)		143,317,858

Preferred Stock – 3.51%Δ
Brazil – 3.25%
Itau Unibanco Holding ADR
0.36%	148,842	2,441,009
Itausa - Investimentos Itau
3.74%	591,100	2,458,278
		4,899,287
India – 0.26%
Vedanta 7.50%	2,364,248	390,301
		390,301
Total Preferred Stock
(cost $3,661,339)		5,289,588

	Principal
	amount°
Short-Term Investments – 0.69%
Discount Notes – 0.24%≠
Federal Home Loan Bank
1.28% 2/5/18	231,219	231,186
1.30% 2/8/18	131,974	131,941
		363,127
Repurchase Agreements – 0.25%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $70,325
(collateralized by US
government obligations
1.181% 10/31/19; market
value $71,729)	70,322	70,322
Bank of Montreal
1.17%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $140,649
(collateralized by US
government obligations
1.25%–4.25%
4/30/19–11/15/45; market
value $143,457)	140,645	140,645
BNP Paribas
1.30%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $160,363
(collateralized by US
government obligations
0.00%–2.50%
5/15/18–11/15/45; market
value $163,565)	160,357	160,357
		371,324
US Treasury Obligation – 0.20%≠
US Treasury Bill 1.18%
2/1/18	307,513	307,513
		307,513
Total Short-Term Investments
(cost $1,041,964)		1,041,964

2 NQ-DPT-151 [1/18] 3/18 (447416)

(Unaudited)

Total Value of
Securities – 99.23%
(cost $126,531,660)	$149,649,410
Receivables and Other Assets Net of
Liabilities – 0.77%	1,162,725
Net Assets Applicable to 16,056,822
Shares Outstanding – 100.00%	$150,812,135
____________________

≠	The rate shown is the effective yield at the time of purchase.
≥	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2018,the aggregate value of Regulation S securities was $602,064, which represents 0.40% of the Portfolio’s net assets.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BCLY	TRY	(302,776)	USD	80,708	2/1/18	$134	$—
BCLY	ZAR	(1,902,231)	USD	160,441	2/1/18	—	(111)
BNYM	HKD	(952,416)	USD	121,806	2/1/18	52	—
BNYM	KRW	(105,812,574)	USD	98,552	2/1/18	—	(518)
BNYM	MYR	311,108	USD	(80,357)	2/2/18	—	(610)
Total Foreign Currency Exchange Contracts						$186	$(1,239)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BCLY – Barclays Bank
BNYM – BNY Mellon
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
KRW – South Korean Won
MYR – Malaysian Ringgit
NVDR – Non-Voting Depositary Receipt
TRY – Turkish Lira
USD – US Dollar
ZAR – South African Rand

See accompanying notes.

(continues)     NQ-DPT-151 [1/18] 3/18 (447416) 3

Notes

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio
January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Emerging Markets Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-151 [1/18] 3/18 (447416)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Brazil	$15,504,845	$—	$15,504,845
China/Hong Kong	28,779,630	—	28,779,630
India	21,273,941	—	21,273,941
Indonesia	2,320,843	—	2,320,843
Kazakhstan	407,248	—	407,248
Malaysia	6,865,966	1,546,849	8,412,815
Mexico	3,014,958	—	3,014,958
Peru	1,838,216	—	1,838,216
Philippines	1,471,532	—	1,471,532
Qatar	2,461,521	—	2,461,521
Republic of Korea	19,618,688	—	19,618,688
Romania	602,064	—	602,064
Russia	6,745,980	—	6,745,980
South Africa	6,080,874	—	6,080,874
Taiwan	14,770,096	—	14,770,096
Thailand	4,055,314	—	4,055,314
Turkey	3,813,319	—	3,813,319
United Arab Emirates	2,145,974	—	2,145,974
Preferred Stock	5,289,588	—	5,289,588
Short-Term Investments	—	1,041,964	1,041,964
Total Value of Securities	$147,060,597	$2,588,813	$149,649,410
Derivatives[1]
Assets:
Foreign Currency Exchange
Contract	$—	$186	$186
Liabilities:
Foreign Currency Exchange
Contract	$—	$(1,239)	$(1,239)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2018, there were no Level 3 investments.

NQ-DPT-151 [1/18] 3/18 (447416) 5

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

6 NQ-DPT-151 [1/18] 3/18 (447416)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II
January 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 96.20%Δ
Argentina – 1.52%
Cresud ADR	12,255	$265,566
IRSA Inversiones y
Representaciones ADR	9,200	264,224
IRSA Propiedades
Comerciales ADR	2,254	121,693
		651,483
Bahrain – 0.03%
Aluminum Bahrain
GDR 144A #	1,800	15,159
		15,159
Brazil – 11.07%
Atacadao Distribuicao
Comercio e Industria †	37,800	191,017
B2W Cia Digital †	228,885	1,526,618
Banco Bradesco ADR	45,904	582,981
Banco Santander Brasil ADR	17,000	191,420
BRF ADR †	26,500	294,945
Cia Brasileira de Distribuicao
ADR	19,200	452,544
Gerdau ADR	13,000	58,240
Petroleo Brasileiro ADR †	53,200	710,752
Rumo †	4,700	21,051
Telefonica Brasil ADR	32,155	545,349
Vale ADR	13,300	174,097
		4,749,014
China/Hong Kong – 30.25%
Alibaba Group Holding ADR †	11,500	2,349,335
Baidu ADR †	2,850	703,722
China Mengniu Dairy †	148,000	483,391
China Mobile ADR	7,200	379,152
China Petroleum & Chemical	94,000	81,231
China Petroleum & Chemical
ADR	3,770	327,425
Ctrip.com International ADR †	7,700	360,206
Ping An Insurance Group of
China	36,500	432,299
SINA †	18,700	2,192,575
Sohu.com †	20,300	781,753
Tencent Holdings	51,800	3,069,645
Tianjin Development
Holdings	190,000	92,782
Tingyi Cayman Islands
Holding	224,000	466,747
Uni-President China Holdings	492,000	450,952
Weibo ADR †	5,670	734,662
ZhongAn Online P&C
Insurance Class H 144A #†	7,600	68,105
		12,973,982
India – 10.17%
ICICI Bank ADR	53,000	581,940
Reliance Industries
GDR 144A #	98,159	2,964,402
Tata Chemicals	33,278	376,187
Tata Motors ADR †	8,000	247,680
UltraTech Cement	2,784	191,804
		4,362,013
Indonesia – 1.05%
Astra International	709,200	450,252
		450,252
Malaysia – 0.24%
UEM Sunrise †	356,100	102,932
		102,932
Mexico – 4.09%
Banco Santander Mexico SA
Institucion de Banca
Multiple Grupo Financiero
Santand ADR	37,700	294,814
Coca-Cola Femsa ADR	11,700	891,540
Grupo Financiero Banorte	24,300	155,631
Grupo Televisa ADR	20,000	414,000
		1,755,985
Netherlands – 1.26%
VEON ADR	32,141	122,136
Yandex Class A †	10,800	418,284
		540,420
Peru – 0.68%
Cia de Minas Buenaventura
ADR	18,800	290,084
		290,084
Republic of Korea – 16.62%
Hitejinro Holdings †	20,000	191,974
KB Financial Group ADR	9,600	601,632
NAVER	289	246,280
Samsung Electronics	1,312	3,065,449
SK Hynix	14,720	1,013,176
SK Telecom	2,000	497,261
SK Telecom ADR	55,000	1,513,600
		7,129,372

(continues)      NQ-DPT-596 [1/18] 3/18 (447424) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Russia – 5.87%
Etalon Group GDR 144A #=	4,800	$15,360
Gazprom PJSC ADR	103,216	519,176
LUKOIL (London International
Exchange) ADR	6,083	401,600
LUKOIL ADR	3,400	223,890
Mail.Ru Group GDR †	4,152	136,186
Mobile TeleSystems ADR	19,400	235,516
Rosneft Oil GDR	52,800	323,242
Sberbank of Russia PJSC	141,095	663,896
		2,518,866
Taiwan – 7.54%
Hon Hai Precision Industry	180,206	570,071
MediaTek	98,000	1,005,370
Taiwan Semiconductor
Manufacturing	95,000	831,175
Taiwan Semiconductor
Manufacturing ADR	18,300	829,173
		3,235,789
Thailand – 1.57%
Bangkok Bank	37,099	245,194
PTT Foreign	27,160	426,651
		671,845
Turkey – 2.73%
Akbank Turk	231,744	673,653
Anadolu Efes Biracilik Ve Malt
Sanayii	29,112	215,748
Turkcell Iletisim Hizmetleri
ADR	20,600	215,270
Turkiye Sise ve Cam
Fabrikalari	48,975	65,185
		1,169,856
United States – 1.51%
Altaba †	8,100	647,028
		647,028
Total Common Stock
(cost $28,545,627)		41,264,080

Preferred Stock – 3.21%Δ
Brazil – 2.30%
Gerdau 0.43%	11,700	52,881
Itau Unibanco Holding ADR
0.36%	57,005	934,882
		987,763
Republic of Korea – 0.91%
LG Electronics 1.07%	9,610	387,874
		387,874
Total Preferred Stock
(cost $894,003)		1,375,637

	Principal
	amount°
Short-Term Investments – 0.26%
Repurchase Agreements – 0.24%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $19,554
(collateralized by US
government obligations
1.181% 10/31/19; market
value $19,944)	19,553	19,553
Bank of Montreal
1.17%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $39,107
(collateralized by US
government obligations
1.25%-4.25%
4/30/19–11/15/45; market
value $39,888)	39,106	39,106
BNP Paribas
1.30%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $44,589
(collateralized by US
government obligations
0.00%–2.50%
5/15/18–11/15/45; market
value $45,479)	44,587	44,587
		103,246
US Treasury Obligation – 0.02%≠
US Treasury Bill 1.10%
2/1/18	10,754	10,754
		10,754
Total Short-Term Investments
(cost $114,000)		114,000

2 NQ-DPT-596 [1/18] 3/18 (447424)

(Unaudited)

Total Value of
Securities – 99.67%
(cost $29,553,630)	$42,753,717

Receivables and Other Assets Net of
Liabilities – 0.33%	140,335
Net Assets Applicable to 3,812,952 Shares
Outstanding – 100.00%	$42,894,052
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $3,063,026, which represents 7.14% of the Portfolio’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
†	Non-income producing security.

Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

See accompanying notes.

(continues)     NQ-DPT-596 [1/18] 3/18 (447424) 3

Notes

Macquarie Institutional Portfolios — Macquarie Emerging Markets Portfolio II
January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Emerging Markets Portfolio II. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-DPT-596 [1/18] 3/18 (447424)

(Unaudited)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Argentina	$651,483	$—	$651,483
Bahrain	—	15,159	15,159
Brazil	4,749,014	—	4,749,014
China/Hong Kong	12,973,982	—	12,973,982
India	4,362,013	—	4,362,013
Indonesia	450,252	—	450,252
Malaysia	—	102,932	102,932
Mexico	1,755,985	—	1,755,985
Netherlands	540,420	—	540,420
Peru	290,084	—	290,084
Republic of Korea	7,129,372	—	7,129,372
Russia	1,839,610	679,256	2,518,866
Taiwan	3,235,789	—	3,235,789
Thailand	671,845	—	671,845
Turkey	1,169,856	—	1,169,856
United States	647,028	—	647,028
Preferred Stock	1,375,637	—	1,375,637
Short-Term Investments	—	114,000	114,000
Total Value of Securities	$41,842,370	$911,347	$42,753,717

As a result of utilizing international fair value pricing at Jan. 31, 2018, a portion of the Portfolio’s common stock investments were categorized as Level 2.

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs for the Portfolio, since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

NQ-DPT-596 [1/18] 3/18 (447424) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
January 31, 2018 (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds – 91.58%
Automotive – 0.46%
American Tire Distributors
144A 10.25% 3/1/22 #	505,000	$525,200
		525,200
Banking – 3.66%
Ally Financial
5.75% 11/20/25	510,000	547,613
Banco Bilbao Vizcaya
Argentaria 6.125%µψ	400,000	417,200
Credit Suisse Group 144A
6.25%#µψ	655,000	708,070
Lloyds Banking Group
7.50%µψ	745,000	842,781
Popular 7.00% 7/1/19	498,000	517,173
Royal Bank of Scotland Group
8.625%µψ	405,000	453,094
UBS Group 6.875%µψ	650,000	724,700
		4,210,631
Basic Industry – 15.59%
AK Steel 6.375% 10/15/25	590,000	585,575
Allegheny Technologies
7.875% 8/15/23	490,000	539,353
American Woodmark 144A
4.875% 3/15/26 #	315,000	315,000
Beacon Escrow 144A
4.875% 11/1/25 #	565,000	565,000
BMC East 144A
5.50% 10/1/24 #	330,000	342,375
Boise Cascade 144A
5.625% 9/1/24 #	765,000	803,250
Builders FirstSource 144A
5.625% 9/1/24 #	485,000	509,250
Chemours
5.375% 5/15/27	300,000	311,250
7.00% 5/15/25	230,000	252,425
Cleveland-Cliffs 144A
5.75% 3/1/25 #	410,000	402,825
Coeur Mining
5.875% 6/1/24	370,000	369,537
FMG Resources August 2006
144A 5.125% 5/15/24 #	395,000	401,172
Freeport-McMoRan
4.55% 11/14/24	275,000	280,844
6.875% 2/15/23	915,000	1,008,787
Hudbay Minerals
144A 7.25% 1/15/23 #	60,000	64,350
144A 7.625% 1/15/25 #	450,000	497,250
James Hardie International
Finance DAC 144A
5.00% 1/15/28 #	295,000	299,425
Jeld-Wen
144A 4.625% 12/15/25 #	280,000	280,700
144A 4.875% 12/15/27 #	280,000	281,050
Joseph T Ryerson & Son
144A 11.00% 5/15/22 #	660,000	750,400
Koppers 144A
6.00% 2/15/25 #	425,000	449,437
Kraton Polymers 144A
7.00% 4/15/25 #	485,000	515,313
New Gold
144A 6.25% 11/15/22 #	257,000	264,067
144A 6.375% 5/15/25 #	455,000	481,163
NOVA Chemicals 144A
5.25% 6/1/27 #	765,000	765,000
Novelis 144A
6.25% 8/15/24 #	690,000	724,500
Olin 5.125% 9/15/27	555,000	578,587
Platform Specialty Products
144A 5.875% 12/1/25 #	535,000	544,363
PQ 144A 5.75% 12/15/25 #	325,000	335,563
Standard Industries 144A
4.75% 1/15/28 #	310,000	309,225
Steel Dynamics
5.00% 12/15/26	710,000	740,175
Summit Materials 144A
5.125% 6/1/25 #	290,000	296,163
Tronox Finance 144A
5.75% 10/1/25 #	870,000	891,750
US Concrete 6.375% 6/1/24	660,000	713,328
Valvoline 4.375% 8/15/25	390,000	389,025
Zekelman Industries 144A
9.875% 6/15/23 #	970,000	1,088,825
		17,946,302
Capital Goods – 3.75%
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	295,000	305,325
BWAY Holding 144A
7.25% 4/15/25 #	670,000	700,987
Crown Americas 144A
4.75% 2/1/26 #	345,000	348,450
Flex Acquisition 144A
6.875% 1/15/25 #	600,000	616,875
Plastipak Holdings 144A
6.25% 10/15/25 #	200,000	208,500
RBS Global 144A
4.875% 12/15/25 #	500,000	507,500

(continues)     NQ-DPT-096 [1/18] 3/18 (446947) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	495,000	$540,787
TransDigm 6.375% 6/15/26	425,000	437,219
Trident Merger Sub 144A
6.625% 11/1/25 #	645,000	649,837
		4,315,480
Consumer Cyclical – 7.12%
AMC Entertainment Holdings
6.125% 5/15/27	875,000	859,031
Aramark Services 144A
5.00% 2/1/28 #	515,000	523,691
Boyd Gaming
6.375% 4/1/26	650,000	698,750
JC Penney 8.125% 10/1/19	199,000	208,453
Lithia Motors 144A
5.25% 8/1/25 #	270,000	278,775
M/I Homes 5.625% 8/1/25	470,000	480,575
MGM Resorts International
4.625% 9/1/26	595,000	603,925
Mohegan Gaming &
Entertainment 144A
7.875% 10/15/24 #	555,000	570,956
New Red Finance 144A
5.00% 10/15/25 #	555,000	558,469
Penn National Gaming 144A
5.625% 1/15/27 #	535,000	556,079
Penske Automotive Group
5.50% 5/15/26	505,000	517,645
Scientific Games International
144A 5.00% 10/15/25 #	255,000	256,275
10.00% 12/1/22	815,000	894,463
Staples 144A
8.50% 9/15/25 #	310,000	300,313
Station Casinos 144A
5.00% 10/1/25 #	325,000	328,656
Tempur Sealy International
5.50% 6/15/26	560,000	564,200
		8,200,256
Consumer Non-Cyclical – 2.44%
Albertsons 6.625% 6/15/24	282,000	269,310
Cott Holdings 144A
5.50% 4/1/25 #	535,000	546,369
Dean Foods 144A
6.50% 3/15/23 #	385,000	382,113
JBS USA LUX 144A
5.75% 6/15/25 #	570,000	564,300
Minerva Luxembourg 144A
6.50% 9/20/26 #	285,000	288,121
Post Holdings
144A 5.00% 8/15/26 #	285,000	278,944
144A 5.625% 1/15/28 #	210,000	209,549
144A 5.75% 3/1/27 #	272,000	274,380
		2,813,086
Energy – 16.65%
Alta Mesa Holdings
7.875% 12/15/24	530,000	585,650
AmeriGas Partners
5.875% 8/20/26	630,000	655,200
Cheniere Corpus Christi
Holdings
5.125% 6/30/27	110,000	113,850
5.875% 3/31/25	395,000	426,353
7.00% 6/30/24	375,000	427,266
Cheniere Energy Partners
144A 5.25% 10/1/25 #	410,000	418,713
Chesapeake Energy 144A
8.00% 1/15/25 #	500,000	506,250
Crestwood Midstream
Partners 5.75% 4/1/25	535,000	554,394
Diamond Offshore Drilling
7.875% 8/15/25	505,000	537,194
Energy Transfer Equity
4.25% 3/15/23	260,000	261,950
Ensco 7.75% 2/1/26	560,000	558,250
Genesis Energy
6.50% 10/1/25	945,000	966,263
Gulfport Energy 144A
6.375% 1/15/26 #	720,000	725,400
Hilcorp Energy I
144A 5.00% 12/1/24 #	265,000	267,650
144A 5.75% 10/1/25 #	349,000	361,215
Laredo Petroleum
6.25% 3/15/23	580,000	603,200
Murphy Oil
5.75% 8/15/25	245,000	251,737
6.875% 8/15/24	980,000	1,049,247
Murphy Oil USA
5.625% 5/1/27	625,000	647,656
Nabors Industries 144A
5.75% 2/1/25 #	580,000	571,718
Newfield Exploration
5.375% 1/1/26	620,000	657,975
NuStar Logistics
5.625% 4/28/27	701,000	734,963
Oasis Petroleum
6.50% 11/1/21	145,000	148,444
6.875% 3/15/22	570,000	588,525

2 NQ-DPT-096 [1/18] 3/18 (446947)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
PDC Energy 144A
5.75% 5/15/26 #	305,000	$310,719
Precision Drilling 144A
7.125% 1/15/26 #	815,000	849,637
QEP Resources
5.625% 3/1/26	830,000	851,646
Southwestern Energy
7.75% 10/1/27	820,000	851,775
Summit Midstream Holdings
5.75% 4/15/25	365,000	369,563
Sunoco
144A 4.875% 1/15/23 #	205,000	209,309
144A 5.50% 2/15/26 #	230,000	235,393
Targa Resources Partners
5.375% 2/1/27	540,000	551,475
Transocean 144A
9.00% 7/15/23 #	600,000	660,750
Transocean Proteus 144A
6.25% 12/1/24 #	229,500	242,409
Whiting Petroleum 144A
6.625% 1/15/26 #	520,000	533,000
WildHorse Resource
Development
6.875% 2/1/25	845,000	876,688
		19,161,427
Financial Services – 1.53%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	705,000	771,975
DAE Funding
144A 4.50% 8/1/22 #	205,000	204,487
144A 5.00% 8/1/24 #	185,000	184,075
E*TRADE Financial
5.875%µψ	570,000	598,500
		1,759,037
Healthcare – 6.51%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	940,000	894,175
DaVita 5.00% 5/1/25	640,000	639,200
Encompass Health
5.75% 11/1/24	320,000	327,600
5.75% 9/15/25	825,000	856,969
HCA
5.375% 2/1/25	945,000	968,625
5.875% 2/15/26	405,000	424,744
7.58% 9/15/25	230,000	261,050
Hill-Rom Holdings
144A 5.00% 2/15/25 #	445,000	453,900
144A 5.75% 9/1/23 #	330,000	345,263
inVentiv Group Holdings
144A 7.50% 10/1/24 #	218,000	237,620
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	560,000	602,700
Surgery Center Holdings
144A 6.75% 7/1/25 #	280,000	271,250
144A 8.875% 4/15/21 #	335,000	351,331
Tenet Healthcare
144A 5.125% 5/1/25 #	550,000	544,500
8.125% 4/1/22	300,000	310,689
		7,489,616
Insurance – 3.40%
Acrisure 144A
7.00% 11/15/25 #	570,000	568,575
AssuredPartners 144A
7.00% 8/15/25 #	660,000	678,150
HUB International 144A
7.875% 10/1/21 #	845,000	879,856
NFP 144A
6.875% 7/15/25 #	790,000	817,650
USIS Merger Sub 144A
6.875% 5/1/25 #	935,000	965,387
		3,909,618
Media – 9.18%
Altice Luxembourg 144A
7.75% 5/15/22 #	1,050,000	1,011,937
AMC Networks
4.75% 8/1/25	280,000	280,350
CCO Holdings
144A 5.50% 5/1/26 #	55,000	56,237
144A 5.75% 2/15/26 #	565,000	586,187
144A 5.875% 5/1/27 #	655,000	676,287
Cequel Communications
Holdings I 144A
7.75% 7/15/25 #	360,000	393,300
CSC Holdings 144A
10.875% 10/15/25 #	460,000	548,987
Gray Television 144A
5.875% 7/15/26 #	780,000	805,350
Midcontinent
Communications 144A
6.875% 8/15/23 #	255,000	271,575
Nexstar Broadcasting 144A
5.625% 8/1/24 #	520,000	538,522
Nielsen Luxembourg 144A
5.00% 2/1/25 #	300,000	303,750
Radiate Holdco 144A
6.625% 2/15/25 #	540,000	529,200

(continues)     NQ-DPT-096 [1/18] 3/18 (446947) 3

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Media (continued)
SFR Group 144A
7.375% 5/1/26 #	545,000	$539,209
Sinclair Television Group
144A 5.125% 2/15/27 #	585,000	583,537
Sirius XM Radio
144A 5.00% 8/1/27 #	330,000	329,175
144A 5.375% 4/15/25 #	760,000	780,900
Tribune Media
5.875% 7/15/22	475,000	491,031
UPC Holding 144A
5.50% 1/15/28 #	640,000	615,603
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	225,000	229,781
VTR Finance 144A
6.875% 1/15/24 #	945,000	996,975
		10,567,893
Services – 8.61%
Advanced Disposal Services
144A 5.625% 11/15/24 #	570,000	589,950
Ashtead Capital 144A
4.375% 8/15/27 #	685,000	681,575
Avis Budget Car Rental 144A
6.375% 4/1/24 #	415,000	427,035
Covanta Holding
5.875% 7/1/25	580,000	591,600
ESH Hospitality 144A
5.25% 5/1/25 #	1,000,000	1,010,000
GEO Group
5.875% 10/15/24	165,000	170,363
6.00% 4/15/26	375,000	384,375
H&E Equipment Services
144A 5.625% 9/1/25 #	470,000	488,800
Herc Rentals 144A
7.75% 6/1/24 #	597,000	657,446
Iron Mountain
144A 4.875% 9/15/27 #	480,000	461,400
144A 5.25% 3/15/28 #	550,000	537,625
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	500,000	502,500
KAR Auction Services 144A
5.125% 6/1/25 #	260,000	264,225
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	1,280,000	1,419,200
TMS International 144A
7.25% 8/15/25 #	360,000	378,900
United Rentals North America
5.50% 5/15/27	977,000	1,028,293
Waste Pro USA 144A
5.50% 2/15/26 #	315,000	322,087
		9,915,374
Technology & Electronics – 4.50%
CDK Global 5.00% 10/15/24	520,000	536,900
CDW 5.00% 9/1/25	275,000	280,844
CommScope Technologies
144A 5.00% 3/15/27 #	650,000	649,187
144A 6.00% 6/15/25 #	230,000	243,154
Dell International 144A
6.02% 6/15/26 #	395,000	433,108
Entegris 144A
4.625% 2/10/26 #	315,000	317,756
Genesys Telecommunications
Laboratories 144A
10.00% 11/30/24 #	500,000	553,750
Infor US 6.50% 5/15/22	470,000	487,037
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	550,000	594,000
Solera 144A
10.50% 3/1/24 #	445,000	501,181
TTM Technologies 144A
5.625% 10/1/25 #	570,000	587,100
		5,184,017
Telecommunications – 5.11%
CenturyLink 6.75% 12/1/23	530,000	517,571
Cincinnati Bell 144A
7.00% 7/15/24 #	280,000	270,900
CyrusOne 5.375% 3/15/27	545,000	568,163
Level 3 Financing
5.375% 5/1/25	490,000	492,190
Sprint
7.125% 6/15/24	1,115,000	1,133,119
7.875% 9/15/23	200,000	211,750
Sprint Capital
6.875% 11/15/28	275,000	284,969
T-Mobile USA
4.75% 2/1/28	300,000	301,500
6.375% 3/1/25	360,000	383,850
6.50% 1/15/26	187,000	203,129
Wind Tre 144A
5.00% 1/20/26 #	295,000	269,574
Zayo Group
144A 5.75% 1/15/27 #	455,000	463,554
6.375% 5/15/25	740,000	778,850
		5,879,119

4 NQ-DPT-096 [1/18] 3/18 (446947)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation – 0.48%
XPO Logistics 144A
6.125% 9/1/23 #	528,000	$559,020
		559,020
Utilities – 2.59%
AES 5.125% 9/1/27	275,000	288,750
Calpine 5.75% 1/15/25	1,215,000	1,154,250
Dynegy
144A 8.00% 1/15/25 #	837,000	914,423
144A 8.125% 1/30/26 #	280,000	309,834
NRG Energy 144A
5.75% 1/15/28 #	310,000	310,837
		2,978,094
Total Corporate Bonds (cost $103,368,288)		105,414,170

Loan Agreements – 3.41%
Applied Systems 2nd Lien
8.00% (LIBOR03M +
7.00%) 9/19/25 ●	565,000	586,541
BWAY Tranche B 1st Lien
4.958% (LIBOR03M +
3.25%) 4/3/24 ●	445,000	449,079
CH Hold 2nd Lien 8.25%
(LIBOR03M + 7.25%)
2/1/25 ●	295,000	300,163
Cyxtera DC Holdings 2nd Lien
8.25% (LIBOR03M +
7.25%) 5/1/25 ●	335,000	339,188
Kronos 2nd Lien 9.25%
(LIBOR03M + 8.25%)
11/1/24 ●	525,000	547,805
Marketo Tranche B 1st Lien
4.99% (LIBOR03M +
3.25%) 2/7/25 ●	335,000	333,325
Russell Investments US
Institutional Holdco
Tranche B 1st Lien 5.25%
(LIBOR03M + 4.25%)
6/1/23 ●	859,115	869,317
Summit Midstream Partners
Holdings Tranche B 1st Lien
7.00% (LIBOR03M +
6.00%) 5/21/22 ●	308,200	313,979
Windstream Services Tranche
B6 1st Lien 4.75%
(LIBOR03M + 4.00%)
3/30/21 ●	195,407	184,659
Total Loan Agreements
(cost $3,667,374)		3,924,056

	Number of
	shares
Common Stock – 0.00%
Century Communications =†	60,000	0
Total Common Stock (cost $1,816)		0

Convertible Preferred Stock – 0.56%
Bank of America 7.25%
exercise price $50.00 ψ	512	646,144
Total Convertible Preferred Stock
(cost $678,134)		646,144

Preferred Stock – 0.49%
Bank of America 6.50% µ	345,000	386,400
GMAC Capital Trust I 7.201%
(LIBOR03M + 5.785%) ●	7,000	182,140
Total Preferred Stock (cost $526,912)		568,540

	Principal
	amount°
Short-Term Investments – 4.18%
Repurchase Agreements – 3.79%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $825,887
(collateralized by US
government obligations
1.181% 10/31/19; market
value $842,376)	825,858	825,858
Bank of Montreal
1.17%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price
$1,651,770 (collateralized
by US government
obligations 1.25%-4.25%
4/30/19-11/15/45; market
value $1,684,751)	1,651,716	1,651,716

(continues)     NQ-DPT-096 [1/18] 3/18 (446947) 5

Schedule of investments

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.30%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price
$1,883,289 (collateralized
by US government
obligations 0.00%-2.50%
5/15/18-11/15/45; market
value $1,920,887)	1,883,221	$1,883,221
		4,360,795
US Treasury Obligation – 0.39%≠
US Treasury Bill 1.12%
2/1/18	454,222	454,222
		454,222
Total Short-Term Investments (cost
$4,815,017)		4,815,017

Total Value of Securities – 100.22%
(cost $113,057,541)		115,367,927

Liabilities Net of Receivables and Other
Assets – (0.22%)		(254,340)
Net Assets Applicable to 15,249,225 Shares
Outstanding – 100.00%		$115,113,587
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $62,383,627,which represents 54.19% of the Portfolio’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3Month
USD – US Dollar

See accompanying notes.

6 NQ-DPT-096 [1/18] 3/18 (446947)

Notes

Macquarie Institutional Portfolios — Macquarie High Yield Bond Portfolio
January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie High Yield Bond Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-096 [1/18] 3/18 (446947) 7

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$105,414,170	$—	$105,414,170
Loan Agreements	—	3,924,056	—	3,924,056
Common Stock	—	—	—	—
Convertible Preferred Stock	646,144	—	—	646,144
Preferred Stock[1]	182,140	386,400	—	568,540
Short-Term Investments	—	4,815,017	—	4,815,017
Total Value of Securities	$828,284	$114,539,643	$—	$115,367,927

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security type for the Portfolio:

	Level 1	Level 2	Level 3	Total
Preferred Stock	32.04%	67.96%	—	100.00%

During the period ended Jan. 31, 2018 there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2107.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Portfolio’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Portfolio’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs for the Portfolio, since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

8 NQ-DPT-096 [1/18] 3/18 (446947)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
January 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 99.24%Δ
Australia – 1.38%
QBE Insurance Group	835,860	$7,260,718
		7,260,718
China/Hong Kong – 3.98%
CK Hutchison Holdings	1,136,500	15,341,911
WH Group	4,512,500	5,589,682
		20,931,593
Denmark – 1.23%
ISS	165,782	6,468,665
		6,468,665
France – 6.27%
Cie de Saint-Gobain	166,342	9,668,323
Sanofi	181,513	16,027,423
Societe Generale	125,547	7,303,424
		32,999,170
Germany – 12.14%
Allianz	55,266	13,963,255
Bayerische Motoren Werke	50,966	5,819,571
Daimler	159,202	14,573,268
Evonik Industries	178,115	7,032,210
SAP	82,454	9,298,336
Telefonica Deutschland
Holding	2,610,688	13,192,090
		63,878,730
Italy – 5.75%
Enel	2,381,949	15,111,848
Eni	842,379	15,150,265
		30,262,113
Japan – 17.47%
Canon	131,900	5,254,494
FUJIFILM Holdings	150,500	5,776,266
Honda Motor	477,700	16,741,597
Isuzu Motors	245,500	4,135,518
Kirin Holdings	388,300	9,678,156
Kyushu Railway	138,300	4,440,245
Mitsubishi Electric	452,200	8,253,261
Otsuka Holdings	39,300	1,744,507
Sekisui Chemical	255,500	4,868,004
Sumitomo Electric Industries	340,700	5,806,287
Takeda Pharmaceutical	260,300	15,295,635
Tokio Marine Holdings	209,900	9,882,623
		91,876,593
Netherlands – 2.59%
Koninklijke Ahold Delhaize	609,773	13,604,434
		13,604,434
Singapore – 6.47%
Ascendas Real Estate
Investment Trust	2,944,900	6,196,008
Singapore
Telecommunications	3,956,100	10,675,861
United Overseas Bank	819,509	17,136,097
		34,007,966
Spain – 5.52%
Banco Santander	567,988	4,219,125
Iberdrola	1,675,242	13,639,963
Telefonica	1,088,909	11,157,519
		29,016,607
Sweden – 4.55%
Telefonaktiebolaget LM
Ericsson Class B	1,185,423	7,612,077
Telia	3,255,496	16,339,657
		23,951,734
Switzerland – 7.04%
ABB	492,482	13,730,763
Novartis	126,067	11,404,611
Zurich Insurance Group	36,118	11,870,530
		37,005,904
United Kingdom – 24.85%
BP	2,233,222	15,889,080
G4S	2,728,641	11,014,524
GlaxoSmithKline	616,052	11,549,558
J Sainsbury	457,883	1,641,566
John Wood Group	747,698	6,877,168
Kingfisher	2,621,346	12,915,056
Lloyds Banking Group	14,949,466	14,754,192
National Grid	562,558	6,427,525
Next	81,246	5,873,985
Royal Dutch Shell Class B	526,444	18,656,889
SSE	74,065	1,371,828
Tesco	5,372,442	15,942,649
WPP	431,010	7,820,971
		130,734,991
Total Common Stock
(cost $455,325,784)		521,999,218

(continues)     NQ-DPT-094 [1/18] 3/18 (447406) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio (Unaudited)

	Number of	Value
	shares	(US $)
Preferred Stock – 0.13%
Bayerische Motoren Werke
4.76%	6,993	$683,286
Total Preferred Stock (cost $505,658)		683,286

	Principal
	amount°
Short-Term Investments – 0.51%
Discount Notes – 0.12%≠
Federal Home Loan Bank
1.28% 2/5/18	406,869	406,811
1.30% 2/8/18	206,650	206,598
		613,409
Repurchase Agreements – 0.32%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $314,746
(collateralized by US
government obligations
1.181% 10/31/19; market
value $321,030)	314,735	314,735
Bank of Montreal
1.17%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $629,491
(collateralized by US
government obligations
1.25%–4.25%
4/30/19–11/15/45; market
value $642,060)	629,470	629,470
BNP Paribas
1.30%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $717,723
(collateralized by US
government obligations
0.00%–2.50%
5/15/18–11/15/45; market
value $732,051)	717,697	717,697
		1,661,902
US Treasury Obligation – 0.07%≠
US Treasury Bill 1.16%
2/1/18	398,580	398,580

Total Short-Term Investments
(cost $2,673,891)		2,673,891
Total Value of Securities – 99.88%
(cost $458,505,333)		$525,356,395

Receivables and Other Assets Net of Liabilities – 0.12%		641,224
Net Assets Applicable to 33,403,425 Shares Outstanding – 100.00%		$525,997,619

____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contracts were outstanding at Jan. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation	Depreciation
BCLY	EUR	525,037	USD	(654,272)	2/1/18	$—	$(2,371)
BNYM	CHF	(254,261)	EUR	218,698	2/1/18	—	(1,658)
BNYM	HKD	5,232,185	USD	(669,189)	2/1/18	—	(321)
BNYM	HKD	5,169,805	USD	(661,083)	2/2/18	—	(174)
BNYM	JPY	(15,048,991)	USD	138,296	2/1/18	440	—
Total Foreign Currency Exchange Contracts						$440	$(4,524)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of these amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Summary of abbreviations:
BCLY – Barclays Bank
BNYM – BNY Mellon
CHF – Swiss Franc
EUR – Euro
HKD – Hong Kong Dollar
JPY – Japanese Yen
USD – US Dollar

See accompanying notes.

2 NQ-DPT-094 [1/18] 3/18 (447406)

Notes

Macquarie Institutional Portfolios — Macquarie Labor Select International Equity Portfolio
January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Labor Select International Equity Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-094 [1/18] 3/18 (447406) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$521,999,218	$—	$521,999,218
Preferred Stock	683,286	—	683,286
Short-Term Investments	—	2,673,891	2,673,891
Total Value of Securities	$522,682,504	$2,673,891	$525,356,395
Derivatives[1]:
Assets:
Foreign Currency Exchange
Contracts	$—	$440	$440
Liabilities:
Foreign Currency Exchange
Contracts	—	(4,524)	(4,524)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Portfolio occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Portfolio’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Portfolio’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Portfolio’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-094 [1/18] 3/18 (447406)

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
January 31, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.84%
Consumer Discretionary – 6.30%
Dollar Tree †	37,300	$4,289,500
Lowe’s	43,800	4,587,174
		8,876,674
Consumer Staples – 8.95%
Archer-Daniels-Midland	100,300	4,307,885
CVS Health	51,900	4,084,011
Mondelez International	95,100	4,222,440
		12,614,336
Energy – 14.55%
Chevron	31,700	3,973,595
ConocoPhillips	71,200	4,187,272
Halliburton	78,600	4,220,820
Marathon Oil	223,900	4,072,741
Occidental Petroleum	54,100	4,055,877
		20,510,305
Financials – 11.84%
Allstate	40,300	3,980,431
Bank of New York Mellon	74,200	4,207,140
BB&T	79,400	4,382,086
Marsh & McLennan	49,300	4,117,536
		16,687,193
Healthcare – 21.08%
Abbott Laboratories	69,000	4,289,040
Cardinal Health	63,700	4,573,023
Express Scripts Holding †	53,310	4,221,086
Johnson & Johnson	28,900	3,993,691
Merck & Co.	71,100	4,212,675
Pfizer	110,311	4,085,919
Quest Diagnostics	41,000	4,338,620
		29,714,054
Industrials – 9.22%
Northrop Grumman	13,100	4,460,943
Raytheon	21,300	4,450,422
Waste Management	46,100	4,076,623
		12,987,988
Information Technology – 12.45%
CA	120,136	4,306,876
Cisco Systems	104,100	4,324,314
Intel	94,800	4,563,672
Oracle	84,200	4,343,878
		17,538,740
Materials – 2.92%
DowDuPont	54,514	4,120,168
		4,120,168
Real Estate – 2.93%
Equity Residential	66,950	4,124,790
		4,124,790
Telecommunications – 5.80%
AT&T	106,800	3,999,660
Verizon Communications	77,100	4,168,797
		8,168,457
Utilities – 2.80%
Edison International	63,200	3,951,896
		3,951,896
Total Common Stock (cost $111,181,542)		139,294,601

	Principal
	amount°
Short-Term Investments – 1.06%
Discount Notes – 0.21%≠
Federal Home Loan Bank
1.28% 2/5/18	153,333	153,311
1.30% 2/8/18	138,032	137,997
		291,308
Repurchase Agreements – 0.56%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $150,941
(collateralized by US
government obligations
1.181% 10/31/19; market
value $153,954)	150,936	150,936
Bank of Montreal
1.17%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $301,881
(collateralized by US
government obligations
1.25%–4.25%
4/30/19–11/15/45; market
value $307,909)	301,871	301,871

(continues)     NQ-DPT-029 [1/18] 3/18 (446890) 1

Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.30%, dated 1/31/18, to
be repurchased on 2/1/18,
repurchase price $344,194
(collateralized by US
government obligations
0.00%–2.50%
5/15/18–11/15/45; market
value $351,065)	344,181	$344,181
		796,988
US Treasury Obligation – 0.29%≠
US Treasury Bill 1.18%
2/1/18	410,116	410,116
		410,116
Total Short-Term Investments
(cost $1,498,412)		1,498,412

Total Value of
Securities – 99.90%
(cost $112,679,954)		140,793,013

Receivables and Other Assets Net of
Liabilities – 0.10%		136,714
Net Assets Applicable to 5,104,516 Shares
Outstanding – 100.00%		$140,929,727
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

2 NQ-DPT-029 [1/18] 3/18 (446890)

Notes

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio
January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Macquarie Institutional Portfolios (the marketing name for Delaware Pooled® Trust) (the “Trust”) — Macquarie Large Cap Value Portfolio. This report covers the period of time since the Portfolio’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolio may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Portfolio’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-DPT-029 [1/18] 3/18 (446890) 3

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities:	Level 1	Level 2	Total
Assets:
Common Stock	$139,294,601	$—	$139,294,601
Short-Term Investments	—	1,498,412	1,498,412
Total Value of Securities	$139,294,601	$1,498,412	$140,793,013

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Portfolio has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2018, there were no Level 3 investments.

3. Subsequent Events

A Special Meeting of Shareholders of the Portfolio (the “Special Meeting”) was convened on March 7, 2018 to allow shareholders to consider the implementation of an updated “manager of managers” order and revise the Portfolio’s fundamental investment restriction relating to lending. The Special Meeting was adjourned to give shareholders more time to submit their voting instructions, and will reconvene on April 4, 2018 at 3:00 ET at the offices of Macquarie Investment Management, 2005 Market Street, 39th Floor, Philadelphia, PA 19103. Management has determined that no other material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Portfolio’s “Schedule of investments.”

4 NQ-DPT-029 [1/18] 3/18 (446890)

Schedule of investments
Delaware REIT Fund	January 31, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.18%
Diversified REITs – 2.96%
Forest City Realty Trust Class A	12,100	$283,987
Gramercy Property Trust	15,900	401,316
Vornado Realty Trust	17,832	1,278,198
Washington Real Estate Investment Trust	49,400	1,415,804
		3,379,305
Healthcare – 4.82%
Brookdale Senior Living †	579,700	5,507,150
		5,507,150
Healthcare REITs – 5.93%
Alexandria Real Estate Equities	8,500	1,102,450
HCP	119,500	2,877,560
Healthcare Realty Trust	74,200	2,216,354
Ventas	10,500	587,685
		6,784,049
Hotel REITs – 8.18%
Host Hotels & Resorts	154,764	3,212,901
MGM Growth Properties Class A	64,620	1,813,237
Park Hotels & Resorts	39,100	1,130,381
RLJ Lodging Trust	50,800	1,174,496
Sunstone Hotel Investors	119,943	2,021,040
		9,352,055
Industrial REITs – 9.82%
DCT Industrial Trust	50,651	2,998,033
Prologis	116,909	7,611,945
Rexford Industrial Realty	20,800	617,552
		11,227,530
Information Technology REITs – 8.31%
CoreSite Realty	6,400	693,248
Crown Castle International	22,800	2,571,156
Equinix	13,700	6,236,103
		9,500,507
Mall REITs – 10.76%
GGP	116,823	2,690,434
Simon Property Group	54,958	8,978,488
Taubman Centers	10,400	641,160
		12,310,082
Manufactured Housing REIT – 3.03%
Equity LifeStyle Properties	30,736	2,653,131
Sun Communities	9,100	808,444
		3,461,575

NQ-095 [1/18] 3/18 (446923)     1

Schedule of investments
Delaware REIT Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Mixed REIT – 0.90%
Liberty Property Trust	24,900	$1,031,109
		1,031,109
Multifamily REITs – 13.71%
American Homes 4 Rent Class A	27,600	573,804
AvalonBay Communities	25,251	4,302,770
Camden Property Trust	31,200	2,700,672
Equity Residential	38,723	2,385,724
Essex Property Trust	6,359	1,481,520
UDR	116,000	4,237,480
		15,681,970
Office REITs – 9.34%
Boston Properties	18,874	2,334,903
Brandywine Realty Trust	107,900	1,935,726
Columbia Property Trust	92,600	2,027,014
Douglas Emmett	30,100	1,163,967
Kilroy Realty	7,200	513,504
SL Green Realty	26,900	2,703,988
		10,679,102
Self-Storage REITs – 5.66%
CubeSmart	59,400	1,635,282
Extra Space Storage	29,400	2,454,312
Public Storage	12,202	2,388,663
		6,478,257
Shopping Center REITs – 8.57%
Brixmor Property Group	48,300	783,909
Regency Centers	50,325	3,165,946
Retail Properties of America	137,800	1,660,490
Urban Edge Properties	71,185	1,664,305
Weingarten Realty Investors	85,431	2,524,486
		9,799,136
Single Tenant REITs – 2.65%
National Retail Properties	13,893	551,274
Spirit Realty Capital	84,600	691,182
STORE Capital	73,000	1,789,230
		3,031,686
Specialty REITs – 2.54%
Invitation Homes	102,000	2,293,980
Outfront Media	27,300	611,520
		2,905,500
Total Common Stock (cost $114,329,907)		111,129,013

2     NQ-095 [1/18] 3/18 (446923)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments – 2.36%
Discount Notes – 0.41%≠
Federal Home Loan Bank
1.28% 2/5/18	327,447	$327,400
1.30% 2/8/18	140,415	140,380
		467,780
Repurchase Agreements – 1.31%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $282,843 (collateralized by US
government obligations 1.181% 10/31/19; market value
$288,490)	282,833	282,833
Bank of Montreal
1.17%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $565,684 (collateralized by US
government obligations 1.25%-4.25%
4/30/19-11/15/45; market value $576,979)	565,666	565,666
BNP Paribas
1.30%, dated 1/31/18, to be repurchased on 2/1/18,
repurchase price $644,973 (collateralized by US
government obligations 0.00%-2.50%
5/15/18-11/15/45; market value $657,849)	644,949	644,949
		1,493,448
US Treasury Obligation – 0.64%≠
US Treasury Bill 1.175% 2/1/18	737,674	737,674
		737,674
Total Short-Term Investments (cost $2,698,902)		2,698,902
Total Value of Securities – 99.54%
(cost $117,028,809)		113,827,915
Receivables and Other Assets Net of Liabilities – 0.46%		529,382
Net Assets Applicable to 10,444,794 Shares Outstanding – 100.00%		$114,357,297

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

NQ-095 [1/18] 3/18 (446923)     3

Notes
Delaware REIT Fund	January 31, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Pooled® Trust (Trust) - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Oct. 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

4     NQ-095 [1/18] 3/18 (446923)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$111,129,013	$—	$111,129,013
Short-Term Investments	—	2,698,902	2,698,902
Total Value of Securities	$111,129,013	$2,698,902	$113,827,915

During the period ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Nov. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Jan. 31, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-095 [1/18] 3/18 (446923)     5

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: